UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-05970

Cash Account Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS
This N-CSR filing contains the annual reports relating to the classes of the following series of the registrant:
Government & Agency Securities Portfolio and Tax-Exempt Portfolio — Service Shares
Government & Agency Securities Portfolio — Deutsche Government Cash Institutional Shares and Government Cash Managed Shares
Government & Agency Securities Portfolio — Deutsche Government & Agency Money Fund
Tax-Exempt Portfolio — Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares
Tax-Exempt Portfolio — Deutsche Tax-Exempt Money Fund
Tax-Exempt Portfolio — Tax-Free Investment Class
Tax-Exempt Portfolio — Deutsche Tax-Free Money Fund Class S

April 30, 2015

Annual Report

to Shareholders

Cash Account Trust

Service Shares

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Contents
3 Portfolio Management Review
Government & Agency Securities Portfolio
7 Portfolio Summary
8 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
Tax-Exempt Portfolio
19 Portfolio Summary
20 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
31 Notes to Financial Statements
46 Report of Independent Registered Public Accounting Firm
47 Information About Each Fund's Expenses
48 Tax Information
49 Other Information
50 Advisory Agreement Board Considerations and Fee Evaluation
59 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider a fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain a fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on a fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares in a fund may have a significant adverse effect on the share prices of all classes of shares within that fund. See the prospectus for specific details regarding each fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the funds' most recent month-end performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of each fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors' interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. Near the end of 2014, positive employment and GDP figures accelerated expectations for higher rates, and short-term money market rates rose in response. In March 2015, the Fed removed the word "patient" from its statement regarding the timing of a possible rate hike. But at the same time, the Fed gave itself the flexibility to wait until the appropriate time for an increase in the federal funds rate from its current near-zero level. The Fed's "dovish" tone in March caused U.S. interest rates to decline across the board as expectations for the initial fed funds rate hike were pushed back. However, despite temporary conditions, such as harsh winter weather, that many said were to blame for disappointing first quarter 2015 U.S. GDP growth, in April the Fed indicated it anticipates that U.S. economic conditions will improve. This set the stage for a possible rate hike in the second half of the year.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

In the case of the Government & Agency Securities Portfolio, with short-maturity yields at record low levels, we pursued a "laddered" strategy: The fund held a large percentage of portfolio assets at various points along the yield curve for relative yield, flexibility and liquidity purposes, from overnight agency repurchase agreements to six-month agency securities. At the same time, we purchased six-month-to-one-year agency and Treasury floating-rate and fixed-rate securities to take advantage of more attractive rates within that portion of the yield curve.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For the Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining strong positions in "put" bonds and variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) The fund also participated in commercial paper offerings at attractive yields with maturities laddered along the maturity spectrum in case of an earlier-than-expected Fed rate hike.

Fund Performance (as of April 30, 2015)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

7-Day Current Yield
Government & Agency Securities Portfolio — Service Shares	.01	%*
Tax-Exempt Portfolio — Service Shares	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the funds over a 7-day period expressed as an annual percentage rate of the funds' shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

For both funds, the types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the funds some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the funds and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of each fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 48.6%
U.S. Government Sponsored Agencies 46.8%
Federal Farm Credit Bank:
0.1%*, 5/13/2015	12,500,000	12,499,583
0.12%*, 8/4/2015	35,000,000	34,988,917
0.13%**, 4/8/2016	57,500,000	57,494,543
0.158%**, 3/3/2016	25,000,000	25,000,000
0.158%**, 5/5/2016	58,000,000	58,000,108
0.2%**, 7/8/2016	35,000,000	35,019,003
0.311%*, 3/24/2016	25,000,000	24,929,389
Federal Home Loan Bank:
0.06%*, 5/21/2015	50,000,000	49,998,333
0.07%*, 5/12/2015	50,000,000	49,998,931
0.085%*, 8/3/2015	50,000,000	49,988,904
0.09%*, 5/26/2015	50,000,000	49,996,875
0.09%*, 6/19/2015	25,000,000	24,996,938
0.095%*, 9/2/2015	15,000,000	14,995,092
0.1%, 9/23/2015	25,000,000	24,997,790
0.105%*, 8/12/2015	18,000,000	17,994,593
0.125%, 9/2/2015	30,000,000	29,991,583
0.128%**, 6/5/2015	42,000,000	42,000,004
0.135%*, 8/14/2015	12,124,000	12,119,226
0.16%*, 11/2/2015	50,000,000	49,958,889
0.16%*, 11/9/2015	20,000,000	19,982,933
0.17%*, 9/4/2015	8,500,000	8,494,943
0.18%, 10/27/2015	42,000,000	41,995,425
0.18%*, 11/2/2015	75,000,000	74,930,625
0.18%, 11/4/2015	62,500,000	62,494,515
0.19%, 9/3/2015	30,000,000	29,998,180
0.19%*, 1/20/2016	20,000,000	19,972,133
0.301%*, 2/12/2016	40,000,000	39,904,333
0.301%*, 2/19/2016	38,500,000	38,405,675
0.301%*, 3/8/2016	12,000,000	11,968,800
0.301%*, 3/11/2016	12,500,000	12,467,188
0.375%, 2/19/2016	12,500,000	12,509,462
0.5%, 11/20/2015	40,000,000	40,054,001
Federal Home Loan Mortgage Corp.:
0.055%*, 6/18/2015	35,000,000	34,997,433
0.1%*, 5/20/2015	20,000,000	19,998,944
0.105%*, 7/23/2015	35,000,000	34,989,792
0.115%*, 5/19/2015	50,000,000	49,997,125
0.12%*, 6/1/2015	25,000,000	24,997,417
0.13%*, 5/13/2015	25,000,000	24,998,917
0.13%*, 9/1/2015	50,000,000	49,977,792
0.14%*, 5/14/2015	25,000,000	24,998,736
0.14%*, 9/17/2015	17,000,000	16,990,811
0.15%*, 7/10/2015	16,500,000	16,495,188
0.18%*, 11/12/2015	50,000,000	49,951,250
0.2%*, 11/16/2015	35,000,000	34,961,306
0.251%*, 12/7/2015	35,000,000	34,946,528
4.375%, 7/17/2015	28,000,000	28,250,407
Federal National Mortgage Association:
0.08%*, 5/1/2015	25,000,000	25,000,000
0.09%*, 6/3/2015	25,000,000	24,998,167
0.09%*, 7/2/2015	25,000,000	24,996,125
0.1%*, 5/21/2015	20,000,000	19,998,889
0.11%*, 5/18/2015	25,000,000	24,998,701
0.11%*, 6/15/2015	12,500,000	12,498,281
0.13%*, 9/2/2015	25,000,000	24,988,806
0.16%*, 8/3/2015	25,000,000	24,989,556
0.166%**, 10/21/2016	32,000,000	31,997,440
		1,739,164,525
U.S. Treasury Obligations 1.8%
U.S. Treasury Floating Rate Notes:
0.07%**, 1/31/2016	36,400,000	36,394,036
0.095%**, 7/31/2016	30,000,000	30,000,000
		66,394,036
Total Government & Agency Obligations (Cost $1,805,558,561)		1,805,558,561

Repurchase Agreements 48.9%
Barclays Capital, 0.09%, dated 4/30/2015, to be repurchased at $100,000,250 on 5/1/2015 (a)	100,000,000	100,000,000
BNP Paribas, 0.11%, dated 4/30/2015, to be repurchased at $162,000,495 on 5/1/2015 (b)	162,000,000	162,000,000
Citigroup Global Markets, Inc., 0.11%, dated 4/30/2015, to be repurchased at $250,000,764 on 5/1/2015 (c)	250,000,000	250,000,000
HSBC Securities, Inc., 0.11%, dated 4/30/2015, to be repurchased at $100,000,306 on 5/1/2015 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.12%, dated 4/30/2015, to be repurchased at $100,000,333 on 5/1/2015 (e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 4/30/2015, to be repurchased at $190,000,528 on 5/1/2015 (f)	190,000,000	190,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 4/30/2015, to be repurchased at $100,000,333 on 5/1/2015 (g)	100,000,000	100,000,000
Morgan Stanley & Co., Inc., 0.09%, dated 4/30/2015, to be repurchased at $100,000,250 on 5/1/2015 (h)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.1%, dated 4/30/2015, to be repurchased at $100,000,278 on 5/1/2015 (i)	100,000,000	100,000,000
Wells Fargo Bank, 0.1%, dated 4/30/2015, to be repurchased at $164,000,456 on 5/1/2015 (j)	164,000,000	164,000,000
Wells Fargo Bank, 0.12%, dated 4/30/2015, to be repurchased at $451,001,503 on 5/1/2015 (k)	451,000,000	451,000,000
Total Repurchase Agreements (Cost $1,817,000,000)		1,817,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,622,558,561)†	97.5	3,622,558,561
Other Assets and Liabilities, Net	2.5	94,346,716
Net Assets	100.0	3,716,905,277

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $3,622,558,561.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
60,259,700	U.S. Treasury Note	1.75	4/30/2022	60,099,650
46,493,074	U.S. Treasury STRIPS	Zero Coupon	8/15/2015– 11/15/2043	41,900,388
Total Collateral Value				102,000,038

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,864,000	Federal Farm Credit Bank	0.182–3.42	6/27/2016– 1/14/2030	43,939,733
8,680,000	Federal Home Loan Bank	0.4–3.3	3/9/2016– 8/27/2032	8,535,985
16,477,068	Federal Home Loan Mortgage Corp.	Zero Coupon– 5.0	6/29/2015– 10/2/2019	16,472,503
595,000	Federal National Mortgage Association	0.375–6.0	5/272015– 4/18/2036	596,730
32,575,000	U.S. Treasury Bills	Zero Coupon	7/30/2015– 10/29/2015	32,567,119
100	U.S. Treasury Bond	6.5	11/15/2026	148
490,211	U.S. Treasury Notes	2.25–2.625	2/29/2016– 3/31/2021	507,812
199	U.S. Treasury STRIPS	Zero Coupon	2/15/2021– 8/15/2032	175
46,193,900	U.S. Treasury Inflation-Indexed Notes	1.375–2.5	1/15/2020– 1/15/2029	62,619,795
Total Collateral Value				165,240,000

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
68,120,600	U.S. Treasury Bond	3.625	2/15/2044	80,801,946
159,921,000	U.S. Treasury Notes	2.75–3.375	2/28/2018– 11/15/2019	174,198,120
Total Collateral Value				255,000,066

(d) Collateralized by $95,571,187 Government National Mortgage Association, with various coupon rates from 3.5–4.0%, with various maturities of 9/15/2042–4/20/2045 with a value of $102,002,100.

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
744,288,660	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	1/15/2024– 4/15/2043	95,844,812
179,550	Federal National Mortgage Association	4.0	6/25/2026	193,715
41,422,201	Federal National Mortgage Association — Interest Only	3.0–6.0	11/25/2028– 3/25/2045	5,961,492
Total Collateral Value				102,000,019

(f) Collateralized by $188,821,300 U.S. Treasury Notes, with various coupon rates from 0.5–2.375%, with various maturities of 9/30/2016–8/15/2024 with a value of $193,800,091.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,102,400	U.S. Treasury Bond	5.0	5/15/2037	50,447,315
88,199,718	U.S. Treasury STRIPS	Zero Coupon	11/15/2034	51,552,735
Total Collateral Value				102,000,050

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
96,364,972	Federal Home Loan Mortgage Corp.	2.0–10.0	11/1/2015– 4/1/2045	101,919,240
72,937	Federal National Mortgage Association	4.5–5.5	10/1/2035– 7/1/2041	80,760
Total Collateral Value				102,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
98,628,326	Federal Home Loan Mortgage Corp.	0.00–8.356	4/1/2025– 4/15/2045	101,022,984
1,026,470	Federal National Mortgage Association	5.739–8.0	12/1/2026– 11/25/2042	977,016
Total Collateral Value				102,000,000

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
111,941,600	U.S. Treasury Bill	Zero Coupon	6/25/2015	111,941,600
54,858,823	U.S. Treasury Notes	1.5	2/28/2019– 10/31/2019	55,338,474
Total Collateral Value				167,280,074

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
212,267,372	Federal Home Loan Mortgage Corp.	3.0–3.5	4/1/2030– 3/1/2042	223,165,370
274,347,103	Federal Home Loan Mortgage Corp. — Interest Only	2.5–4.5	4/15/2026– 2/15/2043	35,075,737
176,559,710	Federal National Mortgage Association	3.5	4/1/2040– 4/1/2045	185,913,174
113,887,262	Federal National Mortgage Association — Interest Only	3.0–10.08	5/25/2022– 1/25/2044	15,865,720
Total Collateral Value				460,020,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (l)	$—	$1,805,558,561	$—	$1,805,558,561
Repurchase Agreements	—	1,817,000,000	—	1,817,000,000
Total	$—	$3,622,558,561	$—	$3,622,558,561

There have been no transfers between fair value measurement levels during the year ended April 30, 2015.

(l) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,805,558,561
Repurchase agreements, valued at amortized cost	1,817,000,000
Investments in securities, at value (cost $3,622,558,561)	3,622,558,561
Cash	94,248,643
Receivable for Fund shares sold	26,382
Interest receivable	536,522
Due from Advisor	9,828
Other assets	76,347
Total assets	3,717,456,283
Liabilities
Payable for Fund shares redeemed	36,032
Distributions payable	76,119
Accrued Trustees' fees	34,451
Other accrued expenses and payables	404,404
Total liabilities	551,006
Net assets, at value	$3,716,905,277
Net Assets Consist of
Undistributed net investment income	201,492
Accumulated net realized gain (loss)	(430,932)
Paid-in capital	3,717,134,717
Net assets, at value	$3,716,905,277

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Deutsche Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($84,457,458 ÷ 84,461,062 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,332,592,641 ÷ 3,332,738,518 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($235,492,106 ÷ 235,500,899 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($64,363,072 ÷ 64,364,382 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2015
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$3,408,132
Expenses: Management fee	2,508,996
Administration fee	3,689,533
Services to shareholders	888,672
Distribution and service fees	922,486
Custodian fee	65,223
Professional fees	149,450
Reports to shareholders	93,710
Registration fees	104,523
Trustees' fees and expenses	133,540
Other	142,811
Total expenses before expense reductions	8,698,944
Expense reductions	(6,332,377)
Total expenses after expense reductions	2,366,567
Net investment income	1,041,565
Net realized gain (loss) from investments	6,049
Net increase (decrease) in net assets resulting from operations	$1,047,614

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2015	2014
Operations: Net investment income	$1,041,565	$861,852
Net realized gain (loss)	6,049	(1,480)
Net increase in net assets resulting from operations	1,047,614	860,372
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(38)	(4,732)
Davidson Cash Equivalent Shares	(763)	(1,632)
Davidson Cash Equivalent Plus Shares	(1,874)	(10,633)
Deutsche Government & Agency Money Fund	(8,269)	(10,180)
Deutsche Government Cash Institutional Shares	(999,708)	(805,459)
Government Cash Managed Shares	(23,600)	(23,588)
Service Shares	(7,330)	(5,624)
Total distributions	(1,041,582)	(861,848)
Fund share transactions: Proceeds from shares sold	20,788,173,097	21,197,843,278
Reinvestment of distributions	286,644	388,853
Cost of shares redeemed	(20,536,881,259)	(20,673,267,054)
Net increase (decrease) in net assets from Fund share transactions	251,578,482	524,965,077
Increase (decrease) in net assets	251,584,514	524,963,601
Net assets at beginning of period	3,465,320,763	2,940,357,162
Net assets at end of period (including undistributed net investment income of $201,492 and $201,509, respectively)	$3,716,905,277	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Service Shares
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	(.000	)*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	64		45		78		108		113
Ratio of expenses before expense reductions (%)	1.04		1.04		1.04		1.03		1.04
Ratio of expenses after expense reductions (%)	.08		.08		.17		.11		.22
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 80.9%
Arizona 0.4%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.29%*, 10/1/2026	3,770,000	3,770,000
California 5.7%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.15%*, 9/1/2022, LIQ: Branch Banking & Trust	9,750,000	9,750,000
California, State General Obligation, TECP, 144A, 0.06%, 6/2/2015, LOC: U.S. Bank NA	8,600,000	8,600,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.1%*, 7/1/2041, LOC: Union Bank NA	1,400,000	1,400,000
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,098,743
		51,848,743
Colorado 4.3%
University of Colorado, Hospital Authority Revenue:
Series C, 0.29%**, 11/15/2024	18,425,000	18,425,000
Series A, 0.29%**, 11/15/2046	20,450,000	20,450,000
		38,875,000
Florida 1.8%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.1%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.17%*, 10/1/2027, LOC: Northern Trust Co.	12,600,000	12,600,000
		16,140,000
Illinois 6.3%
Illinois, Educational Facilities Authority Revenue, TECP, 0.06%, 6/3/2015	30,000,000	30,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%*, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.14%*, 12/1/2033, LOC: PNC Bank NA	9,500,000	9,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.12%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	2,000,000	2,000,000
Illinois, State Finance Authority, Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.17%*, 4/1/2033, LOC: Northern Trust Co.	1,400,000	1,400,000
		57,400,000
Indiana 4.1%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.16%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo& Co., LIQ: Wells Fargo & Co.	7,680,000	7,680,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	30,000,000	30,000,000
		37,680,000
Kansas 0.8%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.11%**, 9/1/2015	7,400,000	7,400,000
Maryland 5.4%
Montgomery County, MD:
TECP, 0.05%, 5/1/2015, LIQ: State Street Bank & Trust Co.	25,000,000	25,000,000
TECP, 0.06%, 5/1/2015, LIQ: JPMorgan Chase Bank NA	24,000,000	24,000,000
		49,000,000
Michigan 2.7%
Michigan, RIB Floater Trust, Series 2014-7WE, 144A, 0.21%*, 6/1/2015, LOC: Barclays Bank PLC	25,000,000	25,000,000
Mississippi 2.1%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,075,000	9,075,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.13%*, 12/1/2030, GTY: Chevron Corp.	9,800,000	9,800,000
		18,875,000
New York 9.9%
Nassau, NY, Health Care Corp. Revenue, 0.12%*, 8/1/2029, LOC: TD Bank NA	3,200,000	3,200,000
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, 0.21%*, 5/15/2022, LIQ: Royal Bank of Canada	4,450,000	4,450,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 144A, 0.12%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Power Authority:
TECP, 0.07%, 7/6/2015	16,500,000	16,500,000
0.07%*, Mandatory Put 9/1/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	33,400,000	33,400,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,607,502
New York, State Urban Development Corp. Revenue, Series 3394, 144A, 0.12%*, 3/15/2043, LIQ: Morgan Stanley Bank	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.1%*, 11/15/2028, SPA: TD Bank NA	600,000	600,000
New York, NY, General Obligation, Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	7,500,000	7,592,395
		90,349,897
North Carolina 1.8%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.21%*, 6/1/2024	14,275,000	14,275,000
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.11%*, 12/1/2017	1,700,000	1,700,000
		15,975,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.17%*, 5/1/2049, LOC: Northern Trust Co.	10,070,000	10,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.12%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.1%*, 9/1/2036, SPA: State Street Bank & Trust Co.	9,720,000	9,720,000
		38,040,000
Oregon 3.9%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,080,968
Pennsylvania 3.8%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Puerto Rico 3.8%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-54, 144A, 0.31%*, 5/1/2017, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	34,695,000	34,695,000
Tennessee 5.7%
Tennessee, Metropolitan Government Nashville & Davidson, TECP, 0.14%, 7/7/2015	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.27%*, 5/1/2016	21,550,000	21,550,000
		51,550,000
Texas 6.1%
Garland, TX, TECP, 0.06%, 5/5/2015	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.14%, 8/5/2015	35,000,000	35,000,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.14%*, 10/1/2039, LOC: Citibank NA	10,580,000	10,580,000
		55,580,000
Virginia 1.0%
Fairfax County, VA, Industrial Development Authority Revenue, Inova Health Systems Project, Series C-1, 144A, 0.17%*, 5/15/2026, LOC: Northern Trust Co.	9,305,000	9,305,000
Washington 2.2%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.18%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Washington, State Motor Vehicle Fuel Tax, Series B, 144A, 3.0%, 7/1/2015	10,170,000	10,219,890
		20,219,890
Wisconsin 2.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.17%**, 11/15/2043	18,285,000	18,285,000
Other 2.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.12%*, 10/15/2029, LIQ: Freddie Mac	15,905,000	15,905,000
"A", Series M031, 0.12%**, 12/15/2045, LIQ: Freddie Mac	10,485,000	10,485,000
		26,390,000
Total Municipal Investments (Cost $736,459,498)		736,459,498

Preferred Shares of Closed-End Investment Companies 15.7%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.21%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.19%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041	5,000,000	5,000,000
		33,800,000
New York 2.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
		18,500,000
Ohio 1.7%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.6%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.2%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Other 6.7%
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.2%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		61,300,000
Total Preferred Shares of Closed-End Investment Companies (Cost $143,600,000)		143,600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $880,059,498)†	96.6	880,059,498
Other Assets and Liabilities, Net	3.4	30,622,048
Net Assets	100.0	910,681,546

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $880,059,498.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$880,059,498	$—	$880,059,498
Total	$—	$880,059,498	$—	$880,059,498

There have been no transfers between fair value measurement levels during the year ended April 30, 2015.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$880,059,498
Cash	6,829,293
Receivable for investments sold	22,235,000
Receivable for Fund shares sold	130,019
Interest receivable	1,689,466
Due from Advisor	152
Other assets	72,470
Total assets	911,015,898
Liabilities
Payable for Fund shares redeemed	68,944
Distributions payable	1,388
Accrued management fee	19,400
Accrued Trustees' fees	16,690
Other accrued expenses and payables	227,930
Total liabilities	334,352
Net assets, at value	$910,681,546
Net Assets Consist of
Undistributed net investment income	127,638
Accumulated net realized gain (loss)	14,805
Paid-in capital	910,539,103
Net assets, at value	$910,681,546

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($296,055,191 ÷ 295,925,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($175,969,454 ÷ 175,892,350 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($75,934,592 ÷ 75,901,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,845,738 ÷ 47,824,765 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($52,226,556 ÷ 52,203,663 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($262,650,015 ÷ 262,534,887 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2015
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,658,287
Expenses: Management fee	1,031,588
Administration fee	1,515,334
Services to shareholders	792,389
Distribution and service fees	1,301,866
Custodian fee	22,321
Professional fees	131,656
Reports to shareholders	124,625
Registration fees	122,540
Trustees' fees and expenses	65,311
Other	105,756
Total expenses before expense reductions	5,213,386
Expense reductions	(3,705,711)
Total expenses after expense reductions	1,507,675
Net investment income	150,612
Net realized gain (loss) from investments	225,691
Net increase (decrease) in net assets resulting from operations	$376,303

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
	2015	2014
Operations: Net investment income	$150,612	$194,536
Net realized gain (loss)	225,691	265,795
Net increase in net assets resulting from operations	376,303	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(85,331)	(149,743)
Deutsche Tax-Exempt Money Fund	(18,941)	(32,614)
Deutsche Tax-Free Money Fund Class S	(8,237)	(13,619)
Service Shares	(4,857)	(7,577)
Tax-Exempt Cash Managed Shares	(4,952)	(17,870)
Tax-Free Investment Class	(27,021)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	(166,258)	(97,598)
Deutsche Tax-Exempt Money Fund	(39,574)	(19,703)
Deutsche Tax-Free Money Fund Class S	(18,451)	(8,598)
Service Shares	(10,082)	(4,985)
Tax-Exempt Cash Managed Shares	(9,143)	(11,262)
Tax-Free Investment Class	(56,021)	(28,221)
Total distributions	(450,149)	(456,693)
Fund share transactions: Proceeds from shares sold	3,096,898,998	3,597,601,782
Reinvestment of distributions	259,881	261,601
Cost of shares redeemed	(3,989,230,362)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(892,071,483)	(61,478,937)
Increase (decrease) in net assets	(892,145,329)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,638 and $127,646, respectively)	$910,681,546	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Service Shares
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	(.000	)*	(.000	)*	(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.03		.02		.03		.02		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48		52		45		78		82
Ratio of expenses before expense reductions (%)	1.06		1.05		1.05		1.04		1.04
Ratio of expenses after expense reductions (%)	.10		.13		.20		.22		.34
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio (each a "Fund" and together, the "Funds"). Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date. These financial statements report on Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund (formerly DWS Government & Agency Money Fund), Deutsche Government Cash Institutional Shares (formerly DWS Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and Davidson Cash Equivalent Shares class was terminated on March 11, 2015. These classes are no longer offered.

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Service Shares, are provided separately and are available upon request.

Each Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Funds value all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby each Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

As of April 30, 2015, the Government & Agency Securities Portfolio held repurchase agreements with a gross value of $1,817,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following Government & Agency Securities Portfolio's Investment Portfolio.

Federal Income Taxes. Each of the Funds' policies is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2015, Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of April 30, 2015 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly. Each Fund may take into account capital gains and losses in its daily dividend declarations. Each Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At April 30, 2015, the Funds' components of distributable earnings on a tax basis are as follows:
Government & Agency Securities Portfolio: Undistributed ordinary income*	$277,611
Capital loss carryforwards	$(431,000)
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$129,026
Undistributed long-term capital gains	$14,805

In addition, the tax character of distributions paid to shareholders by each Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2015	2014
Government & Agency Securities Portfolio: Distributions from ordinary income*	$1,041,582	$861,848
Tax-Exempt Portfolio: Distributions from tax-exempt income	$150,620	$279,541
Distributions from ordinary income*	$158,634	$177,152
Distributions from long-term capital gains	$140,895	$—

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the Funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of Government & Agency Securities Portfolio and Tax-Exempt Portfolio in accordance with their respective investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund.

The monthly management fee for the funds is computed based on the combined average daily net assets of the two funds (prior to June 18, 2014, three funds) of the Trust and allocated to Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, based on their relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Government & Agency Securities Portfolio such that the annual effective rate is limited to 0.05% of the Government & Agency Securities Portfolio's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Services Shares of Government & Agency Securities Portfolio and Tax-Exempt Portfolio.

Accordingly, for the year ended April 30, 2015, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,508,996, all of which was waived.

Accordingly, for the year ended April 30, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,031,588, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Government & Agency Securities Portfolio and Tax-Exempt Portfolio. For all services provided under the Administrative Services Agreement, each of these two Funds pays the Advisor an annual fee ("Administration Fee") of 0.10% of each of these two Funds' average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2015, the Administration Fee from the Government & Agency Securities Portfolio and the Tax-Exempt Portfolio was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2015
Government & Agency Securities Portfolio	$3,689,533	$2,156,332	$202,232
Tax-Exempt Portfolio	$1,515,334	$662,593	$33,132

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended April 30, 2015, the amounts charged to the Funds by DSC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2015
Capital Assets Funds Shares*	$963	$893	$—
Davidson Cash Equivalent Shares**	19,476	18,569	—
Davidson Cash Equivalent Plus Shares***	37,473	33,071	—
Deutsche Government & Agency Money Fund	69,735	53,277	5,176
Deutsche Government Cash Institutional Shares	327,806	327,806	—
Government Cash Managed Shares	192,861	144,748	8,774
Service Shares	181,437	166,199	177
	$829,751	$744,563	$14,127

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2015
Capital Assets Funds Shares****	$1,640	$1,510	$—
Davidson Cash Equivalent Shares*****	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	126,605	115,138	1,791
Deutsche Tax-Exempt Money Fund	61,907	61,907	—
Deutsche Tax-Free Money Fund Class S	47,337	47,337	—
Service Shares	120,746	120,376	370
Tax-Exempt Cash Managed Shares	38,555	37,542	1,013
Tax-Free Investment Class	307,160	307,160	—
	$722,191	$707,614	$3,174

****The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

*****The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

For the year ended April 30, 2015, the Advisor reimbursed Tax-Exempt Portfolio $840 and $1,210 of sub-recordkeeping fees for Deutsche Tax-Free Money Fund Class S and for Deutsche Tax-Exempt Money Fund, respectively.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2015, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$1,262	$1,262	.00%	.33%
Davidson Cash Equivalent Shares**	22,885	22,885	.00%	.30%
Davidson Cash Equivalent Plus Shares***	46,841	46,841	.00%	.25%
Service Shares	440,016	440,016	.00%	.60%
	$511,004	$511,004

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares****	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares*****	36,482	36,482	.00%	.30%
Service Shares	291,546	291,546	.00%	.60%
Tax-Free Investment Class	676,049	676,049	.00%	.25%
	$1,006,225	$1,006,225

****The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

*****The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2015, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$956	$956	.00%	.25%
Davidson Cash Equivalent Shares**	19,071	19,071	.00%	.25%
Davidson Cash Equivalent Plus Shares***	37,473	37,473	.00%	.20%
Government Cash Managed Shares	353,982	353,982	.00%	.15%
	$411,482	$411,482

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares****	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares*****	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	74,317	74,317	.00%	.15%
Tax-Free Investment Class	189,295	189,295	.00%	.07%
	$295,641	$295,641

****The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

*****The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended April 30, 2015, the amounts charged to the Funds by DIMA included in the Statement of Operations under "Reports to shareholders" were as follows:
Fund	Total Aggregated	Unpaid at April 30, 2015
Government & Agency Securities Portfolio	$59,663	$21,133
Tax-Exempt Portfolio	$77,593	$27,173

Trustees' Fees and Expenses. The Funds paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

At April 30, 2015, two shareholder accounts held approximately 31% and 11% of the outstanding shares of the Government & Agency Securities Portfolio.

D. Line of Credit

The Funds and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. Each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at April 30, 2015.

E. Share Transactions

The following tables summarize share and dollar activity in the Funds:

Government & Agency Securities Portfolio
	Year Ended April 30, 2015		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	127,336	$127,336	23,472,158	$23,472,158
Davidson Cash Equivalent Shares**	2,936,070	2,936,070	23,323,116	23,323,116
Davidson Cash Equivalent Plus Shares***	98,013,337	98,013,337	324,560,498	324,560,498
Deutsche Government & Agency Money Fund	70,824,819	70,824,819	53,844,639	53,844,639
Deutsche Government Cash Institutional Shares	19,403,672,396	19,403,672,396	19,589,178,943	19,589,178,943
Government Cash Managed Shares	896,901,108	896,901,108	1,020,393,570	1,020,393,570
Service Shares	315,676,337	315,676,337	163,039,940	163,039,940
Account Maintenance Fees	—	21,694	—	30,414
		$20,788,173,097		$21,197,843,278
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	30	$30	4,732	$4,732
Davidson Cash Equivalent Shares**	750	750	1,566	1,566
Davidson Cash Equivalent Plus Shares***	1,678	1,678	10,259	10,259
Deutsche Government & Agency Money Fund	8,139	8,139	9,920	9,920
Deutsche Government Cash Institutional Shares	261,182	261,182	348,922	348,922
Government Cash Managed Shares	7,540	7,540	7,831	7,831
Service Shares	7,325	7,325	5,623	5,623
		$286,644		$388,853
Shares redeemed
Capital Assets Funds Shares*	(5,074,629)	$(5,074,629)	(156,347,801)	$(156,347,801)
Davidson Cash Equivalent Shares**	(15,792,015)	(15,792,015)	(30,738,402)	(30,738,402)
Davidson Cash Equivalent Plus Shares***	(187,816,987)	(187,816,987)	(343,026,773)	(343,026,773)
Deutsche Government & Agency Money Fund	(79,997,880)	(79,997,880)	(77,602,543)	(77,602,543)
Deutsche Government Cash Institutional Shares	(19,076,241,450)	(19,076,241,450)	(18,840,729,361)	(18,840,729,361)
Government Cash Managed Shares	(875,501,896)	(875,501,896)	(1,028,565,693)	(1,028,565,693)
Service Shares	(296,456,402)	(296,456,402)	(196,256,481)	(196,256,481)
		$(20,536,881,259)		$(20,673,267,054)
Net increase (decrease)
Capital Assets Funds Shares*	(4,947,263)	$(4,947,263)	(132,870,911)	$(132,870,911)
Davidson Cash Equivalent Shares**	(12,855,195)	(12,855,195)	(7,413,720)	(7,413,720)
Davidson Cash Equivalent Plus Shares***	(89,801,972)	(89,801,972)	(18,456,016)	(18,456,016)
Deutsche Government & Agency Money Fund	(9,164,922)	(9,164,922)	(23,747,984)	(23,747,984)
Deutsche Government Cash Institutional Shares	327,692,128	327,692,128	748,798,504	748,798,504
Government Cash Managed Shares	21,406,752	21,406,752	(8,164,292)	(8,164,292)
Service Shares	19,227,260	19,227,260	(33,210,918)	(33,210,918)
Account Maintenance Fees	—	21,694	—	30,414
		$251,578,482		$524,965,077

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

Tax-Exempt Portfolio
	Year Ended April 30, 2015		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares****	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares*****	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	2,419,620,968	2,419,620,968	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	77,210,278	77,210,278	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	27,838,722	27,838,722	45,072,485	45,072,485
Service Shares	88,732,477	88,732,477	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	173,396,796	173,396,796	334,227,547	334,227,547
Tax-Free Investment Class	295,255,493	295,255,493	370,158,099	370,158,099
Account Maintenance Fees	—	24,208	—	33,427
		$3,096,898,998		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares****	50	$50	1,690	$1,690
Davidson Cash Equivalent Shares*****	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	79,736	79,736	82,435	82,435
Deutsche Tax-Exempt Money Fund	57,472	57,472	51,299	51,299
Deutsche Tax-Free Money Fund Class S	25,314	25,314	23,098	23,098
Service Shares	14,913	14,913	12,559	12,559
Tax-Exempt Cash Managed Shares	109	109	18	18
Tax-Free Investment Class	81,176	81,176	74,491	74,491
		$259,881		$261,601
Shares redeemed
Capital Assets Funds Shares****	(7,241,719)	$(7,241,719)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares*****	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(3,116,808,190)	(3,116,808,190)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(113,809,075)	(113,809,075)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(41,370,571)	(41,370,571)	(55,566,665)	(55,566,665)
Service Shares	(92,562,983)	(92,562,983)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(223,858,008)	(223,858,008)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(315,612,225)	(315,612,225)	(398,866,044)	(398,866,044)
		$(3,989,230,362)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares****	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares*****	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(697,107,486)	(697,107,486)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(36,541,325)	(36,541,325)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(13,506,535)	(13,506,535)	(10,471,082)	(10,471,082)
Service Shares	(3,815,593)	(3,815,593)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(50,461,103)	(50,461,103)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(20,275,556)	(20,275,556)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	24,208	—	33,427
		$(892,071,483)		$(61,478,937)

**** The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

*****The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statements of assets and liabilities of Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Funds") (two of the Funds comprising Cash Account Trust), including the investment portfolios, as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio and Tax-Exempt Portfolio at April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 22, 2015

Information About Each Fund's Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Portfolio Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/14	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,000.05	$1,000.26
Expenses Paid per $1,000*	$.45	$.50
Hypothetical 5% Fund Return
Beginning Account Value 11/1/14	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,024.35	$1,024.30
Expenses Paid per $1,000*	$.45	$.50
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Service Shares	.09%	.10%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

For the Government & Agency Securities Portfolio, a total of 39% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2015, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

Government & Agency Securities Portfolio

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Services Shares (1st quartile), Government Cash Managed Shares (1st quartile), Deutsche Government & Agency Money Fund shares (1st quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Tax-Exempt Portfolio

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	107	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	107	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	107	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	107	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	107	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan6 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Service Center
P.O. Box 219151
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CATS-2
(R-027582-4 6/15)

April 30, 2015

Annual Report

to Shareholders

Government & Agency Securities Portfolio

Deutsche Government Cash Institutional Shares

Fund #250

(formerly DWS Government Cash Institutional Shares)

Government Cash

Managed Shares

Fund #255

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
13 Statement of Assets and Liabilities
15 Statement of Operations
16 Statement of Changes in Net Assets
17 Financial Highlights
19 Notes to Financial Statements
30 Report of Independent Registered Public Accounting Firm
31 Information About Your Fund's Expenses
32 Tax Information
33 Other Information
34 Advisory Agreement Board Considerations and Fee Evaluation
38 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors' interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. Near the end of 2014, positive employment and GDP figures accelerated expectations for higher rates, and short-term money market rates rose in response. In March 2015, the Fed removed the word "patient" from its statement regarding the timing of a possible rate hike. But at the same time, the Fed gave itself the flexibility to wait until the appropriate time for an increase in the federal funds rate from its current near-zero level. The Fed's "dovish" tone in March caused U.S. interest rates to decline across the board as expectations for the initial fed funds rate hike were pushed back. However, despite temporary conditions, such as harsh winter weather, that many said were to blame for disappointing first quarter 2015 U.S. GDP growth, in April the Fed indicated it anticipates that U.S. economic conditions will improve. This set the stage for a possible rate hike in the second half of the year.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

For Government & Agency Securities Portfolio, with short-maturity yields at record low levels, we pursued a "laddered" strategy: The fund held a large percentage of portfolio assets at various points along the yield curve for relative yield, flexibility and liquidity purposes, from overnight agency repurchase agreements to six-month agency securities. At the same time, we purchased six-month-to-one-year agency and Treasury floating-rate and fixed-rate securities to take advantage of more attractive rates within that portion of the yield curve.

Fund Performance (as of April 30, 2015)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Government Cash Institutional Shares	.04	%*
Government Cash Managed Shares	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 48.6%
U.S. Government Sponsored Agencies 46.8%
Federal Farm Credit Bank:
0.1%*, 5/13/2015	12,500,000	12,499,583
0.12%*, 8/4/2015	35,000,000	34,988,917
0.13%**, 4/8/2016	57,500,000	57,494,543
0.158%**, 3/3/2016	25,000,000	25,000,000
0.158%**, 5/5/2016	58,000,000	58,000,108
0.2%**, 7/8/2016	35,000,000	35,019,003
0.311%*, 3/24/2016	25,000,000	24,929,389
Federal Home Loan Bank:
0.06%*, 5/21/2015	50,000,000	49,998,333
0.07%*, 5/12/2015	50,000,000	49,998,931
0.085%*, 8/3/2015	50,000,000	49,988,904
0.09%*, 5/26/2015	50,000,000	49,996,875
0.09%*, 6/19/2015	25,000,000	24,996,938
0.095%*, 9/2/2015	15,000,000	14,995,092
0.1%, 9/23/2015	25,000,000	24,997,790
0.105%*, 8/12/2015	18,000,000	17,994,593
0.125%, 9/2/2015	30,000,000	29,991,583
0.128%**, 6/5/2015	42,000,000	42,000,004
0.135%*, 8/14/2015	12,124,000	12,119,226
0.16%*, 11/2/2015	50,000,000	49,958,889
0.16%*, 11/9/2015	20,000,000	19,982,933
0.17%*, 9/4/2015	8,500,000	8,494,943
0.18%, 10/27/2015	42,000,000	41,995,425
0.18%*, 11/2/2015	75,000,000	74,930,625
0.18%, 11/4/2015	62,500,000	62,494,515
0.19%, 9/3/2015	30,000,000	29,998,180
0.19%*, 1/20/2016	20,000,000	19,972,133
0.301%*, 2/12/2016	40,000,000	39,904,333
0.301%*, 2/19/2016	38,500,000	38,405,675
0.301%*, 3/8/2016	12,000,000	11,968,800
0.301%*, 3/11/2016	12,500,000	12,467,188
0.375%, 2/19/2016	12,500,000	12,509,462
0.5%, 11/20/2015	40,000,000	40,054,001
Federal Home Loan Mortgage Corp.:
0.055%*, 6/18/2015	35,000,000	34,997,433
0.1%*, 5/20/2015	20,000,000	19,998,944
0.105%*, 7/23/2015	35,000,000	34,989,792
0.115%*, 5/19/2015	50,000,000	49,997,125
0.12%*, 6/1/2015	25,000,000	24,997,417
0.13%*, 5/13/2015	25,000,000	24,998,917
0.13%*, 9/1/2015	50,000,000	49,977,792
0.14%*, 5/14/2015	25,000,000	24,998,736
0.14%*, 9/17/2015	17,000,000	16,990,811
0.15%*, 7/10/2015	16,500,000	16,495,188
0.18%*, 11/12/2015	50,000,000	49,951,250
0.2%*, 11/16/2015	35,000,000	34,961,306
0.251%*, 12/7/2015	35,000,000	34,946,528
4.375%, 7/17/2015	28,000,000	28,250,407
Federal National Mortgage Association:
0.08%*, 5/1/2015	25,000,000	25,000,000
0.09%*, 6/3/2015	25,000,000	24,998,167
0.09%*, 7/2/2015	25,000,000	24,996,125
0.1%*, 5/21/2015	20,000,000	19,998,889
0.11%*, 5/18/2015	25,000,000	24,998,701
0.11%*, 6/15/2015	12,500,000	12,498,281
0.13%*, 9/2/2015	25,000,000	24,988,806
0.16%*, 8/3/2015	25,000,000	24,989,556
0.166%**, 10/21/2016	32,000,000	31,997,440
		1,739,164,525
U.S. Treasury Obligations 1.8%
U.S. Treasury Floating Rate Notes:
0.07%**, 1/31/2016	36,400,000	36,394,036
0.095%**, 7/31/2016	30,000,000	30,000,000
		66,394,036
Total Government & Agency Obligations (Cost $1,805,558,561)		1,805,558,561

Repurchase Agreements 48.9%
Barclays Capital, 0.09%, dated 4/30/2015, to be repurchased at $100,000,250 on 5/1/2015 (a)	100,000,000	100,000,000
BNP Paribas, 0.11%, dated 4/30/2015, to be repurchased at $162,000,495 on 5/1/2015 (b)	162,000,000	162,000,000
Citigroup Global Markets, Inc., 0.11%, dated 4/30/2015, to be repurchased at $250,000,764 on 5/1/2015 (c)	250,000,000	250,000,000
HSBC Securities, Inc., 0.11%, dated 4/30/2015, to be repurchased at $100,000,306 on 5/1/2015 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.12%, dated 4/30/2015, to be repurchased at $100,000,333 on 5/1/2015 (e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 4/30/2015, to be repurchased at $190,000,528 on 5/1/2015 (f)	190,000,000	190,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 4/30/2015, to be repurchased at $100,000,333 on 5/1/2015 (g)	100,000,000	100,000,000
Morgan Stanley & Co., Inc., 0.09%, dated 4/30/2015, to be repurchased at $100,000,250 on 5/1/2015 (h)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.1%, dated 4/30/2015, to be repurchased at $100,000,278 on 5/1/2015 (i)	100,000,000	100,000,000
Wells Fargo Bank, 0.1%, dated 4/30/2015, to be repurchased at $164,000,456 on 5/1/2015 (j)	164,000,000	164,000,000
Wells Fargo Bank, 0.12%, dated 4/30/2015, to be repurchased at $451,001,503 on 5/1/2015 (k)	451,000,000	451,000,000
Total Repurchase Agreements (Cost $1,817,000,000)		1,817,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,622,558,561)†	97.5	3,622,558,561
Other Assets and Liabilities, Net	2.5	94,346,716
Net Assets	100.0	3,716,905,277

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $3,622,558,561.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
60,259,700	U.S. Treasury Note	1.75	4/30/2022	60,099,650
46,493,074	U.S. Treasury STRIPS	Zero Coupon	8/15/2015– 11/15/2043	41,900,388
Total Collateral Value				102,000,038

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,864,000	Federal Farm Credit Bank	0.182–3.42	6/27/2016– 1/14/2030	43,939,733
8,680,000	Federal Home Loan Bank	0.4–3.3	3/9/2016– 8/27/2032	8,535,985
16,477,068	Federal Home Loan Mortgage Corp.	Zero Coupon– 5.0	6/29/2015– 10/2/2019	16,472,503
595,000	Federal National Mortgage Association	0.375–6.0	5/272015– 4/18/2036	596,730
32,575,000	U.S. Treasury Bills	Zero Coupon	7/30/2015– 10/29/2015	32,567,119
100	U.S. Treasury Bond	6.5	11/15/2026	148
490,211	U.S. Treasury Notes	2.25–2.625	2/29/2016– 3/31/2021	507,812
199	U.S. Treasury STRIPS	Zero Coupon	2/15/2021– 8/15/2032	175
46,193,900	U.S. Treasury Inflation-Indexed Notes	1.375–2.5	1/15/2020– 1/15/2029	62,619,795
Total Collateral Value				165,240,000

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
68,120,600	U.S. Treasury Bond	3.625	2/15/2044	80,801,946
159,921,000	U.S. Treasury Notes	2.75–3.375	2/28/2018– 11/15/2019	174,198,120
Total Collateral Value				255,000,066

(d) Collateralized by $95,571,187 Government National Mortgage Association, with various coupon rates from 3.5–4.0%, with various maturities of 9/15/2042–4/20/2045 with a value of $102,002,100.

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
744,288,660	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	1/15/2024– 4/15/2043	95,844,812
179,550	Federal National Mortgage Association	4.0	6/25/2026	193,715
41,422,201	Federal National Mortgage Association — Interest Only	3.0–6.0	11/25/2028– 3/25/2045	5,961,492
Total Collateral Value				102,000,019

(f) Collateralized by $188,821,300 U.S. Treasury Notes, with various coupon rates from 0.5–2.375%, with various maturities of 9/30/2016–8/15/2024 with a value of $193,800,091.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,102,400	U.S. Treasury Bond	5.0	5/15/2037	50,447,315
88,199,718	U.S. Treasury STRIPS	Zero Coupon	11/15/2034	51,552,735
Total Collateral Value				102,000,050

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
96,364,972	Federal Home Loan Mortgage Corp.	2.0–10.0	11/1/2015– 4/1/2045	101,919,240
72,937	Federal National Mortgage Association	4.5–5.5	10/1/2035– 7/1/2041	80,760
Total Collateral Value				102,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
98,628,326	Federal Home Loan Mortgage Corp.	0.00–8.356	4/1/2025– 4/15/2045	101,022,984
1,026,470	Federal National Mortgage Association	5.739–8.0	12/1/2026– 11/25/2042	977,016
Total Collateral Value				102,000,000

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
111,941,600	U.S. Treasury Bill	Zero Coupon	6/25/2015	111,941,600
54,858,823	U.S. Treasury Notes	1.5	2/28/2019– 10/31/2019	55,338,474
Total Collateral Value				167,280,074

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
212,267,372	Federal Home Loan Mortgage Corp.	3.0–3.5	4/1/2030– 3/1/2042	223,165,370
274,347,103	Federal Home Loan Mortgage Corp. — Interest Only	2.5–4.5	4/15/2026– 2/15/2043	35,075,737
176,559,710	Federal National Mortgage Association	3.5	4/1/2040– 4/1/2045	185,913,174
113,887,262	Federal National Mortgage Association — Interest Only	3.0–10.08	5/25/2022– 1/25/2044	15,865,720
Total Collateral Value				460,020,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (l)	$—	$1,805,558,561	$—	$1,805,558,561
Repurchase Agreements	—	1,817,000,000	—	1,817,000,000
Total	$—	$3,622,558,561	$—	$3,622,558,561

There have been no transfers between fair value measurement levels during the year ended April 30, 2015.

(l) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,805,558,561
Repurchase agreements, valued at amortized cost	1,817,000,000
Investments in securities, at value (cost $3,622,558,561)	3,622,558,561
Cash	94,248,643
Receivable for Fund shares sold	26,382
Interest receivable	536,522
Due from Advisor	9,828
Other assets	76,347
Total assets	3,717,456,283
Liabilities
Payable for Fund shares redeemed	36,032
Distributions payable	76,119
Accrued Trustees' fees	34,451
Other accrued expenses and payables	404,404
Total liabilities	551,006
Net assets, at value	$3,716,905,277
Net Assets Consist of
Undistributed net investment income	201,492
Accumulated net realized gain (loss)	(430,932)
Paid-in capital	3,717,134,717
Net assets, at value	$3,716,905,277

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Deutsche Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($84,457,458 ÷ 84,461,062 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,332,592,641 ÷ 3,332,738,518 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($235,492,106 ÷ 235,500,899 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($64,363,072 ÷ 64,364,382 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2015
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$3,408,132
Expenses: Management fee	2,508,996
Administration fee	3,689,533
Services to shareholders	888,672
Distribution and service fees	922,486
Custodian fee	65,223
Professional fees	149,450
Reports to shareholders	93,710
Registration fees	104,523
Trustees' fees and expenses	133,540
Other	142,811
Total expenses before expense reductions	8,698,944
Expense reductions	(6,332,377)
Total expenses after expense reductions	2,366,567
Net investment income	1,041,565
Net realized gain (loss) from investments	6,049
Net increase (decrease) in net assets resulting from operations	$1,047,614

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2015	2014
Operations: Net investment income	$1,041,565	$861,852
Net realized gain (loss)	6,049	(1,480)
Net increase in net assets resulting from operations	1,047,614	860,372
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(38)	(4,732)
Davidson Cash Equivalent Shares	(763)	(1,632)
Davidson Cash Equivalent Plus Shares	(1,874)	(10,633)
Deutsche Government & Agency Money Fund	(8,269)	(10,180)
Deutsche Government Cash Institutional Shares	(999,708)	(805,459)
Government Cash Managed Shares	(23,600)	(23,588)
Service Shares	(7,330)	(5,624)
Total distributions	(1,041,582)	(861,848)
Fund share transactions: Proceeds from shares sold	20,788,173,097	21,197,843,278
Reinvestment of distributions	286,644	388,853
Cost of shares redeemed	(20,536,881,259)	(20,673,267,054)
Net increase (decrease) in net assets from Fund share transactions	251,578,482	524,965,077
Increase (decrease) in net assets	251,584,514	524,963,601
Net assets at beginning of period	3,465,320,763	2,940,357,162
Net assets at end of period (including undistributed net investment income of $201,492 and $201,509, respectively)	$3,716,905,277	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Deutsche Government Cash Institutional Shares
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.001
Net realized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	(.000	)*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.001
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.03		.03		.03		.04		.06
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,333		3,005		2,256		2,713		4,772
Ratio of expenses before expense reductions (%)	.20		.20		.20		.19		.19
Ratio of expenses after expense reductions (%)	.06		.06		.15		.08		.16
Ratio of net investment income (%)	.03		.03		.03		.04		.07
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Government & Agency Securities Portfolio Government Cash Managed Shares
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	(.000	)*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	235		214		222		215		180
Ratio of expenses before expense reductions (%)	.42		.43		.42		.41		.41
Ratio of expenses after expense reductions (%)	.08		.08		.17		.11		.22
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund (formerly DWS Government & Agency Money Fund), Deutsche Government Cash Institutional Shares (formerly DWS Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014, and Davidson Cash Equivalent Shares class was terminated on March 11, 2015. These classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Government Cash Institutional Shares and Government Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of April 30, 2015, the Fund held repurchase agreements with a gross value of $1,817,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2015, the Fund had a net tax basis capital loss carryforward of approximately $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2015, the Fund's components of distributable earnings on a tax basis are as follows:
Government & Agency Securities Portfolio: Undistributed ordinary income*	$277,611
Capital loss carryforwards	$(431,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2015	2014
Government & Agency Securities Portfolio: Distributions from ordinary income*	$1,041,582	$861,848

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government Cash Institutional Shares and Government Cash Managed Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.23% and 0.46%, respectively.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Government Cash Institutional Shares and Government Cash Managed Shares.

Accordingly, for the year ended April 30, 2015, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,508,996, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2015, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2015
Government & Agency Securities Portfolio	$3,689,533	$2,156,332	$202,232

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2015
Capital Assets Funds Shares*	$963	$893	$—
Davidson Cash Equivalent Shares**	19,476	18,569	—
Davidson Cash Equivalent Plus Shares***	37,473	33,071	—
Deutsche Government & Agency Money Fund	69,735	53,277	5,176
Deutsche Government Cash Institutional Shares	327,806	327,806	—
Government Cash Managed Shares	192,861	144,748	8,774
Service Shares	181,437	166,199	177
	$829,751	$744,563	$14,127

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2015, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$1,262	$1,262	.00%	.33%
Davidson Cash Equivalent Shares**	22,885	22,885	.00%	.30%
Davidson Cash Equivalent Plus Shares***	46,841	46,841	.00%	.25%
Service Shares	440,016	440,016	.00%	.60%
	$511,004	$511,004

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2015, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$956	$956	.00%	.25%
Davidson Cash Equivalent Shares**	19,071	19,071	.00%	.25%
Davidson Cash Equivalent Plus Shares***	37,473	37,473	.00%	.20%
Government Cash Managed Shares	353,982	353,982	.00%	.15%
	$411,482	$411,482

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2015
Government & Agency Securities Portfolio	$59,663	$21,133

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2015, there were two shareholder accounts that held approximately 31% and 11% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Year Ended April 30, 2015		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	127,336	$127,336	23,472,158	$23,472,158
Davidson Cash Equivalent Shares**	2,936,070	2,936,070	23,323,116	23,323,116
Davidson Cash Equivalent Plus Shares***	98,013,337	98,013,337	324,560,498	324,560,498
Deutsche Government & Agency Money Fund	70,824,819	70,824,819	53,844,639	53,844,639
Deutsche Government Cash Institutional Shares	19,403,672,396	19,403,672,396	19,589,178,943	19,589,178,943
Government Cash Managed Shares	896,901,108	896,901,108	1,020,393,570	1,020,393,570
Service Shares	315,676,337	315,676,337	163,039,940	163,039,940
Account Maintenance Fees	—	21,694	—	30,414
		$20,788,173,097		$21,197,843,278
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	30	$30	4,732	$4,732
Davidson Cash Equivalent Shares**	750	750	1,566	1,566
Davidson Cash Equivalent Plus Shares***	1,678	1,678	10,259	10,259
Deutsche Government & Agency Money Fund	8,139	8,139	9,920	9,920
Deutsche Government Cash Institutional Shares	261,182	261,182	348,922	348,922
Government Cash Managed Shares	7,540	7,540	7,831	7,831
Service Shares	7,325	7,325	5,623	5,623
		$286,644		$388,853
Shares redeemed
Capital Assets Funds Shares*	(5,074,629)	$(5,074,629)	(156,347,801)	$(156,347,801)
Davidson Cash Equivalent Shares**	(15,792,015)	(15,792,015)	(30,738,402)	(30,738,402)
Davidson Cash Equivalent Plus Shares***	(187,816,987)	(187,816,987)	(343,026,773)	(343,026,773)
Deutsche Government & Agency Money Fund	(79,997,880)	(79,997,880)	(77,602,543)	(77,602,543)
Deutsche Government Cash Institutional Shares	(19,076,241,450)	(19,076,241,450)	(18,840,729,361)	(18,840,729,361)
Government Cash Managed Shares	(875,501,896)	(875,501,896)	(1,028,565,693)	(1,028,565,693)
Service Shares	(296,456,402)	(296,456,402)	(196,256,481)	(196,256,481)
		$(20,536,881,259)		$(20,673,267,054)
Net increase (decrease)
Capital Assets Funds Shares*	(4,947,263)	$(4,947,263)	(132,870,911)	$(132,870,911)
Davidson Cash Equivalent Shares**	(12,855,195)	(12,855,195)	(7,413,720)	(7,413,720)
Davidson Cash Equivalent Plus Shares***	(89,801,972)	(89,801,972)	(18,456,016)	(18,456,016)
Deutsche Government & Agency Money Fund	(9,164,922)	(9,164,922)	(23,747,984)	(23,747,984)
Deutsche Government Cash Institutional Shares	327,692,128	327,692,128	748,798,504	748,798,504
Government Cash Managed Shares	21,406,752	21,406,752	(8,164,292)	(8,164,292)
Service Shares	19,227,260	19,227,260	(33,210,918)	(33,210,918)
Account Maintenance Fees	—	21,694	—	30,414
		$251,578,482		$524,965,077

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Securities Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 22, 2015

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government Cash Institutional Shares and the Government Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Deutsche Government Cash Institutional Shares	Government Cash Managed Shares
Beginning Account Value 11/1/14	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,000.15	$1,000.05
Expenses Paid per $1,000*	$.35	$.45
Hypothetical 5% Fund Return
Beginning Account Value 11/1/14	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,024.45	$1,024.35
Expenses Paid per $1,000*	$.35	$.45
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
Deutsche Government Cash Institutional Shares		.07%
Government Cash Managed Shares		.09%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 39% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Services Shares (1st quartile), Government Cash Managed Shares (1st quartile), Deutsche Government & Agency Money Fund shares (1st quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	107	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	107	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	107	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	107	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	107	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan6 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

DGCF-2
(R-027587-4 6/15)

April 30, 2015

Annual Report

to Shareholders

Government & Agency Securities Portfolio

Deutsche Government & Agency Money Fund

(formerly DWS Government & Agency Money Fund)

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
15 Statement of Assets and Liabilities
17 Statement of Operations
18 Statement of Changes in Net Assets
19 Financial Highlights
20 Notes to Financial Statements
30 Report of Independent Registered Public Accounting Firm
31 Information About Your Fund's Expenses
33 Tax Information
34 Other Information
35 Advisory Agreement Board Considerations and Fee Evaluation
39 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors' interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. Near the end of 2014, positive employment and GDP figures accelerated expectations for higher rates, and short-term money market rates rose in response. In March 2015, the Fed removed the word "patient" from its statement regarding the timing of a possible rate hike. But at the same time, the Fed gave itself the flexibility to wait until the appropriate time for an increase in the federal funds rate from its current near-zero level. The Fed's "dovish" tone in March caused U.S. interest rates to decline across the board as expectations for the initial fed funds rate hike were pushed back. However, despite temporary conditions, such as harsh winter weather, that many said were to blame for disappointing first quarter 2015 U.S. GDP growth, in April the Fed indicated it anticipates that U.S. economic conditions will improve. This set the stage for a possible rate hike in the second half of the year.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Government & Agency Securities Portfolio seeks to provide maximum current income consistent with stability of capital.

For Government & Agency Securities Portfolio, with short-maturity yields at record low levels, we pursued a "laddered" strategy: The fund held a large percentage of portfolio assets at various points along the yield curve for relative yield, flexibility and liquidity purposes, from overnight agency repurchase agreements to six-month agency securities. At the same time, we purchased six-month-to-one-year agency and Treasury floating-rate and fixed-rate securities to take advantage of more attractive rates within that portion of the yield curve.

Fund Performance (as of April 30, 2015)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Government & Agency Money Fund	.01	%*
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

A repurchase agreement, or "overnight repo," is an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015

Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)

Government & Agency Obligations 48.6%
U.S. Government Sponsored Agencies 46.8%
Federal Farm Credit Bank:
0.1%*, 5/13/2015	12,500,000	12,499,583
0.12%*, 8/4/2015	35,000,000	34,988,917
0.13%**, 4/8/2016	57,500,000	57,494,543
0.158%**, 3/3/2016	25,000,000	25,000,000
0.158%**, 5/5/2016	58,000,000	58,000,108
0.2%**, 7/8/2016	35,000,000	35,019,003
0.311%*, 3/24/2016	25,000,000	24,929,389
Federal Home Loan Bank:
0.06%*, 5/21/2015	50,000,000	49,998,333
0.07%*, 5/12/2015	50,000,000	49,998,931
0.085%*, 8/3/2015	50,000,000	49,988,904
0.09%*, 5/26/2015	50,000,000	49,996,875
0.09%*, 6/19/2015	25,000,000	24,996,938
0.095%*, 9/2/2015	15,000,000	14,995,092
0.1%, 9/23/2015	25,000,000	24,997,790
0.105%*, 8/12/2015	18,000,000	17,994,593
0.125%, 9/2/2015	30,000,000	29,991,583
0.128%**, 6/5/2015	42,000,000	42,000,004
0.135%*, 8/14/2015	12,124,000	12,119,226
0.16%*, 11/2/2015	50,000,000	49,958,889
0.16%*, 11/9/2015	20,000,000	19,982,933
0.17%*, 9/4/2015	8,500,000	8,494,943
0.18%, 10/27/2015	42,000,000	41,995,425
0.18%*, 11/2/2015	75,000,000	74,930,625
0.18%, 11/4/2015	62,500,000	62,494,515
0.19%, 9/3/2015	30,000,000	29,998,180
0.19%*, 1/20/2016	20,000,000	19,972,133
0.301%*, 2/12/2016	40,000,000	39,904,333
0.301%*, 2/19/2016	38,500,000	38,405,675
0.301%*, 3/8/2016	12,000,000	11,968,800
0.301%*, 3/11/2016	12,500,000	12,467,188
0.375%, 2/19/2016	12,500,000	12,509,462
0.5%, 11/20/2015	40,000,000	40,054,001
Federal Home Loan Mortgage Corp.:
0.055%*, 6/18/2015	35,000,000	34,997,433
0.1%*, 5/20/2015	20,000,000	19,998,944
0.105%*, 7/23/2015	35,000,000	34,989,792
0.115%*, 5/19/2015	50,000,000	49,997,125
0.12%*, 6/1/2015	25,000,000	24,997,417
0.13%*, 5/13/2015	25,000,000	24,998,917
0.13%*, 9/1/2015	50,000,000	49,977,792
0.14%*, 5/14/2015	25,000,000	24,998,736
0.14%*, 9/17/2015	17,000,000	16,990,811
0.15%*, 7/10/2015	16,500,000	16,495,188
0.18%*, 11/12/2015	50,000,000	49,951,250
0.2%*, 11/16/2015	35,000,000	34,961,306
0.251%*, 12/7/2015	35,000,000	34,946,528
4.375%, 7/17/2015	28,000,000	28,250,407
Federal National Mortgage Association:
0.08%*, 5/1/2015	25,000,000	25,000,000
0.09%*, 6/3/2015	25,000,000	24,998,167
0.09%*, 7/2/2015	25,000,000	24,996,125
0.1%*, 5/21/2015	20,000,000	19,998,889
0.11%*, 5/18/2015	25,000,000	24,998,701
0.11%*, 6/15/2015	12,500,000	12,498,281
0.13%*, 9/2/2015	25,000,000	24,988,806
0.16%*, 8/3/2015	25,000,000	24,989,556
0.166%**, 10/21/2016	32,000,000	31,997,440
		1,739,164,525
U.S. Treasury Obligations 1.8%
U.S. Treasury Floating Rate Notes:
0.07%**, 1/31/2016	36,400,000	36,394,036
0.095%**, 7/31/2016	30,000,000	30,000,000
		66,394,036
Total Government & Agency Obligations (Cost $1,805,558,561)		1,805,558,561

Repurchase Agreements 48.9%
Barclays Capital, 0.09%, dated 4/30/2015, to be repurchased at $100,000,250 on 5/1/2015 (a)	100,000,000	100,000,000
BNP Paribas, 0.11%, dated 4/30/2015, to be repurchased at $162,000,495 on 5/1/2015 (b)	162,000,000	162,000,000
Citigroup Global Markets, Inc., 0.11%, dated 4/30/2015, to be repurchased at $250,000,764 on 5/1/2015 (c)	250,000,000	250,000,000
HSBC Securities, Inc., 0.11%, dated 4/30/2015, to be repurchased at $100,000,306 on 5/1/2015 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.12%, dated 4/30/2015, to be repurchased at $100,000,333 on 5/1/2015 (e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.1%, dated 4/30/2015, to be repurchased at $190,000,528 on 5/1/2015 (f)	190,000,000	190,000,000
Merrill Lynch & Co., Inc., 0.12%, dated 4/30/2015, to be repurchased at $100,000,333 on 5/1/2015 (g)	100,000,000	100,000,000
Morgan Stanley & Co., Inc., 0.09%, dated 4/30/2015, to be repurchased at $100,000,250 on 5/1/2015 (h)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.1%, dated 4/30/2015, to be repurchased at $100,000,278 on 5/1/2015 (i)	100,000,000	100,000,000
Wells Fargo Bank, 0.1%, dated 4/30/2015, to be repurchased at $164,000,456 on 5/1/2015 (j)	164,000,000	164,000,000
Wells Fargo Bank, 0.12%, dated 4/30/2015, to be repurchased at $451,001,503 on 5/1/2015 (k)	451,000,000	451,000,000
Total Repurchase Agreements (Cost $1,817,000,000)		1,817,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,622,558,561)†	97.5	3,622,558,561
Other Assets and Liabilities, Net	2.5	94,346,716
Net Assets	100.0	3,716,905,277

* Annualized yield at time of purchase; not a coupon rate.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $3,622,558,561.

(a) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
60,259,700	U.S. Treasury Note	1.75	4/30/2022	60,099,650
46,493,074	U.S. Treasury STRIPS	Zero Coupon	8/15/2015– 11/15/2043	41,900,388
Total Collateral Value				102,000,038

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,864,000	Federal Farm Credit Bank	0.182–3.42	6/27/2016– 1/14/2030	43,939,733
8,680,000	Federal Home Loan Bank	0.4–3.3	3/9/2016– 8/27/2032	8,535,985
16,477,068	Federal Home Loan Mortgage Corp.	Zero Coupon– 5.0	6/29/2015– 10/2/2019	16,472,503
595,000	Federal National Mortgage Association	0.375–6.0	5/272015– 4/18/2036	596,730
32,575,000	U.S. Treasury Bills	Zero Coupon	7/30/2015– 10/29/2015	32,567,119
100	U.S. Treasury Bond	6.5	11/15/2026	148
490,211	U.S. Treasury Notes	2.25–2.625	2/29/2016– 3/31/2021	507,812
199	U.S. Treasury STRIPS	Zero Coupon	2/15/2021– 8/15/2032	175
46,193,900	U.S. Treasury Inflation-Indexed Notes	1.375–2.5	1/15/2020– 1/15/2029	62,619,795
Total Collateral Value				165,240,000

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
68,120,600	U.S. Treasury Bond	3.625	2/15/2044	80,801,946
159,921,000	U.S. Treasury Notes	2.75–3.375	2/28/2018– 11/15/2019	174,198,120
Total Collateral Value				255,000,066

(d) Collateralized by $95,571,187 Government National Mortgage Association, with various coupon rates from 3.5–4.0%, with various maturities of 9/15/2042–4/20/2045 with a value of $102,002,100.

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
744,288,660	Federal Home Loan Mortgage Corp. — Interest Only	2.5–6.0	1/15/2024– 4/15/2043	95,844,812
179,550	Federal National Mortgage Association	4.0	6/25/2026	193,715
41,422,201	Federal National Mortgage Association — Interest Only	3.0–6.0	11/25/2028– 3/25/2045	5,961,492
Total Collateral Value				102,000,019

(f) Collateralized by $188,821,300 U.S. Treasury Notes, with various coupon rates from 0.5–2.375%, with various maturities of 9/30/2016–8/15/2024 with a value of $193,800,091.

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
35,102,400	U.S. Treasury Bond	5.0	5/15/2037	50,447,315
88,199,718	U.S. Treasury STRIPS	Zero Coupon	11/15/2034	51,552,735
Total Collateral Value				102,000,050

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
96,364,972	Federal Home Loan Mortgage Corp.	2.0–10.0	11/1/2015– 4/1/2045	101,919,240
72,937	Federal National Mortgage Association	4.5–5.5	10/1/2035– 7/1/2041	80,760
Total Collateral Value				102,000,000

(i) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
98,628,326	Federal Home Loan Mortgage Corp.	0.00–8.356	4/1/2025– 4/15/2045	101,022,984
1,026,470	Federal National Mortgage Association	5.739–8.0	12/1/2026– 11/25/2042	977,016
Total Collateral Value				102,000,000

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
111,941,600	U.S. Treasury Bill	Zero Coupon	6/25/2015	111,941,600
54,858,823	U.S. Treasury Notes	1.5	2/28/2019– 10/31/2019	55,338,474
Total Collateral Value				167,280,074

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
212,267,372	Federal Home Loan Mortgage Corp.	3.0–3.5	4/1/2030– 3/1/2042	223,165,370
274,347,103	Federal Home Loan Mortgage Corp. — Interest Only	2.5–4.5	4/15/2026– 2/15/2043	35,075,737
176,559,710	Federal National Mortgage Association	3.5	4/1/2040– 4/1/2045	185,913,174
113,887,262	Federal National Mortgage Association — Interest Only	3.0–10.08	5/25/2022– 1/25/2044	15,865,720
Total Collateral Value				460,020,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (l)	$—	$1,805,558,561	$—	$1,805,558,561
Repurchase Agreements	—	1,817,000,000	—	1,817,000,000
Total	$—	$3,622,558,561	$—	$3,622,558,561

There have been no transfers between fair value measurement levels during the year ended April 30, 2015.

(l) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015
Assets	Government & Agency Securities Portfolio
Investments: Investments in securities, valued at amortized cost	$1,805,558,561
Repurchase agreements, valued at amortized cost	1,817,000,000
Investments in securities, at value (cost $3,622,558,561)	3,622,558,561
Cash	94,248,643
Receivable for Fund shares sold	26,382
Interest receivable	536,522
Due from Advisor	9,828
Other assets	76,347
Total assets	3,717,456,283
Liabilities
Payable for Fund shares redeemed	36,032
Distributions payable	76,119
Accrued Trustees' fees	34,451
Other accrued expenses and payables	404,404
Total liabilities	551,006
Net assets, at value	$3,716,905,277
Net Assets Consist of
Undistributed net investment income	201,492
Accumulated net realized gain (loss)	(430,932)
Paid-in capital	3,717,134,717
Net assets, at value	$3,716,905,277

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (continued)
Net Asset Value	Government & Agency Securities Portfolio
Deutsche Government & Agency Money Fund Net Asset Value, offering and redemption price per share ($84,457,458 ÷ 84,461,062 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Government Cash Institutional Shares Net Asset Value, offering and redemption price per share ($3,332,592,641 ÷ 3,332,738,518 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Government Cash Managed Shares Net Asset Value, offering and redemption price per share ($235,492,106 ÷ 235,500,899 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($64,363,072 ÷ 64,364,382 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2015
Investment Income	Government & Agency Securities Portfolio
Income: Interest	$3,408,132
Expenses: Management fee	2,508,996
Administration fee	3,689,533
Services to shareholders	888,672
Distribution and service fees	922,486
Custodian fee	65,223
Professional fees	149,450
Reports to shareholders	93,710
Registration fees	104,523
Trustees' fees and expenses	133,540
Other	142,811
Total expenses before expense reductions	8,698,944
Expense reductions	(6,332,377)
Total expenses after expense reductions	2,366,567
Net investment income	1,041,565
Net realized gain (loss) from investments	6,049
Net increase (decrease) in net assets resulting from operations	$1,047,614

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Government & Agency Securities Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2015	2014
Operations: Net investment income	$1,041,565	$861,852
Net realized gain (loss)	6,049	(1,480)
Net increase in net assets resulting from operations	1,047,614	860,372
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(38)	(4,732)
Davidson Cash Equivalent Shares	(763)	(1,632)
Davidson Cash Equivalent Plus Shares	(1,874)	(10,633)
Deutsche Government & Agency Money Fund	(8,269)	(10,180)
Deutsche Government Cash Institutional Shares	(999,708)	(805,459)
Government Cash Managed Shares	(23,600)	(23,588)
Service Shares	(7,330)	(5,624)
Total distributions	(1,041,582)	(861,848)
Fund share transactions: Proceeds from shares sold	20,788,173,097	21,197,843,278
Reinvestment of distributions	286,644	388,853
Cost of shares redeemed	(20,536,881,259)	(20,673,267,054)
Net increase (decrease) in net assets from Fund share transactions	251,578,482	524,965,077
Increase (decrease) in net assets	251,584,514	524,963,601
Net assets at beginning of period	3,465,320,763	2,940,357,162
Net assets at end of period (including undistributed net investment income of $201,492 and $201,509, respectively)	$3,716,905,277	$3,465,320,763

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Government & Agency Securities Portfolio Deutsche Government & Agency Money Fund
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	(.000	)*	.000	*	.000	*	(.000	)*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.01		.01		.01		.01		.02
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	84		94		117		139		170
Ratio of expenses before expense reductions (%)	.27		.27		.28		.26		.28
Ratio of expenses after expense reductions (%)	.08		.08		.17		.11		.22
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date. These financial statements report on Government & Agency Securities Portfolio (the "Fund").

Government & Agency Securities Portfolio offers four classes of shares: Deutsche Government & Agency Money Fund (formerly DWS Government & Agency Money Fund), Deutsche Government Cash Institutional Shares (formerly DWS Government Cash Institutional Shares), Government Cash Managed Shares and Service Shares. Capital Assets Fund Shares class was terminated on July 10, 2014, Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014, and Davidson Cash Equivalent Shares class was terminated on March 11, 2015. These classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Government & Agency Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of April 30, 2015, the Fund held repurchase agreements with a gross value of $1,817,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At April 30, 2015, the Fund had a net tax basis capital loss carryforward of approximately $431,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2019 (the expiration date), whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2015, the Fund's components of distributable earnings on a tax basis are as follows:
Government & Agency Securities Portfolio: Undistributed ordinary income*	$277,611
Capital loss carryforwards	$(431,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2015	2014
Government & Agency Securities Portfolio: Distributions from ordinary income*	$1,041,582	$861,848

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

The Advisor has agreed to contractually reduce its management fee for the Fund such that the annual effective rate is limited to 0.05% of the Fund's average daily net assets.

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Government & Agency Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.45%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Government & Agency Money Fund shares.

Accordingly, for the year ended April 30, 2015, the Advisor earned a management fee on the Government & Agency Securities Portfolio aggregating $2,508,996, all of which was waived.

The Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2015, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2015
Government & Agency Securities Portfolio	$3,689,533	$2,156,332	$202,232

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Government & Agency Securities Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2015
Capital Assets Funds Shares*	$963	$893	$—
Davidson Cash Equivalent Shares**	19,476	18,569	—
Davidson Cash Equivalent Plus Shares***	37,473	33,071	—
Deutsche Government & Agency Money Fund	69,735	53,277	5,176
Deutsche Government Cash Institutional Shares	327,806	327,806	—
Government Cash Managed Shares	192,861	144,748	8,774
Service Shares	181,437	166,199	177
	$829,751	$744,563	$14,127

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2015, the Distribution Fee was as follows:
Government & Agency Securities Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$1,262	$1,262	.00%	.33%
Davidson Cash Equivalent Shares**	22,885	22,885	.00%	.30%
Davidson Cash Equivalent Plus Shares***	46,841	46,841	.00%	.25%
Service Shares	440,016	440,016	.00%	.60%
	$511,004	$511,004

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2015, the Service Fee was as follows:
Government & Agency Securities Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$956	$956	.00%	.25%
Davidson Cash Equivalent Shares**	19,071	19,071	.00%	.25%
Davidson Cash Equivalent Plus Shares***	37,473	37,473	.00%	.20%
Government Cash Managed Shares	353,982	353,982	.00%	.15%
	$411,482	$411,482

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" expenses was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2015
Government & Agency Securities Portfolio	$59,663	$21,133

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At April 30, 2015, there were two shareholder accounts that held approximately 31% and 11% of the outstanding shares of the Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Government & Agency Securities Portfolio
	Year Ended April 30, 2015		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	127,336	$127,336	23,472,158	$23,472,158
Davidson Cash Equivalent Shares**	2,936,070	2,936,070	23,323,116	23,323,116
Davidson Cash Equivalent Plus Shares***	98,013,337	98,013,337	324,560,498	324,560,498
Deutsche Government & Agency Money Fund	70,824,819	70,824,819	53,844,639	53,844,639
Deutsche Government Cash Institutional Shares	19,403,672,396	19,403,672,396	19,589,178,943	19,589,178,943
Government Cash Managed Shares	896,901,108	896,901,108	1,020,393,570	1,020,393,570
Service Shares	315,676,337	315,676,337	163,039,940	163,039,940
Account Maintenance Fees	—	21,694	—	30,414
		$20,788,173,097		$21,197,843,278
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	30	$30	4,732	$4,732
Davidson Cash Equivalent Shares**	750	750	1,566	1,566
Davidson Cash Equivalent Plus Shares***	1,678	1,678	10,259	10,259
Deutsche Government & Agency Money Fund	8,139	8,139	9,920	9,920
Deutsche Government Cash Institutional Shares	261,182	261,182	348,922	348,922
Government Cash Managed Shares	7,540	7,540	7,831	7,831
Service Shares	7,325	7,325	5,623	5,623
		$286,644		$388,853
Shares redeemed
Capital Assets Funds Shares*	(5,074,629)	$(5,074,629)	(156,347,801)	$(156,347,801)
Davidson Cash Equivalent Shares**	(15,792,015)	(15,792,015)	(30,738,402)	(30,738,402)
Davidson Cash Equivalent Plus Shares***	(187,816,987)	(187,816,987)	(343,026,773)	(343,026,773)
Deutsche Government & Agency Money Fund	(79,997,880)	(79,997,880)	(77,602,543)	(77,602,543)
Deutsche Government Cash Institutional Shares	(19,076,241,450)	(19,076,241,450)	(18,840,729,361)	(18,840,729,361)
Government Cash Managed Shares	(875,501,896)	(875,501,896)	(1,028,565,693)	(1,028,565,693)
Service Shares	(296,456,402)	(296,456,402)	(196,256,481)	(196,256,481)
		$(20,536,881,259)		$(20,673,267,054)
Net increase (decrease)
Capital Assets Funds Shares*	(4,947,263)	$(4,947,263)	(132,870,911)	$(132,870,911)
Davidson Cash Equivalent Shares**	(12,855,195)	(12,855,195)	(7,413,720)	(7,413,720)
Davidson Cash Equivalent Plus Shares***	(89,801,972)	(89,801,972)	(18,456,016)	(18,456,016)
Deutsche Government & Agency Money Fund	(9,164,922)	(9,164,922)	(23,747,984)	(23,747,984)
Deutsche Government Cash Institutional Shares	327,692,128	327,692,128	748,798,504	748,798,504
Government Cash Managed Shares	21,406,752	21,406,752	(8,164,292)	(8,164,292)
Service Shares	19,227,260	19,227,260	(33,210,918)	(33,210,918)
Account Maintenance Fees	—	21,694	—	30,414
		$251,578,482		$524,965,077

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on March 11, 2015 and are no longer offered.

*** The Davidson Cash Equivalent Plus Shares class was terminated on September 8, 2014 and are no longer offered.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Securities Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Securities Portfolio at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 22, 2015

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Government & Agency Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Deutsche Government & Agency Money Fund
Beginning Account Value 11/1/14	$1,000.00
Ending Account Value 4/30/15	$1,000.05
Expenses Paid per $1,000*	$.45
Hypothetical 5% Fund Return
Beginning Account Value 11/1/14	$1,000.00
Ending Account Value 4/30/15	$1,024.35
Expenses Paid per $1,000*	$.45
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Government & Agency Money Fund	.09%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 39% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Government & Agency Securities Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Service Shares) was in the 2nd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Davidson Cash Equivalent Shares (1st quartile), Services Shares (1st quartile), Government Cash Managed Shares (1st quartile), Deutsche Government & Agency Money Fund shares (1st quartile) and Deutsche Government Cash Institutional Shares (1st quartile). The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable fund and considered differences between the Fund and the comparable fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	107	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	107	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	107	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	107	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	107	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan6 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DGAMF-2
(R-027588-4 6/15)

April 30, 2015

Annual Report

to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Exempt Cash Institutional Shares

Fund #148

(formerly DWS Tax-Exempt Cash Institutional Shares)

Tax-Exempt Cash

Managed Shares

Fund #248

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
20 Notes to Financial Statements
30 Report of Independent Registered Public Accounting Firm
31 Information About Your Fund's Expenses
33 Tax Information
34 Other Information
35 Advisory Agreement Board Considerations and Fee Evaluation
40 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors' interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. Near the end of 2014, positive employment and GDP figures accelerated expectations for higher rates, and short-term money market rates rose in response. In March 2015, the Fed removed the word "patient" from its statement regarding the timing of a possible rate hike. But at the same time, the Fed gave itself the flexibility to wait until the appropriate time for an increase in the federal funds rate from its current near-zero level. The Fed's "dovish" tone in March caused U.S. interest rates to decline across the board as expectations for the initial fed funds rate hike were pushed back. However, despite temporary conditions, such as harsh winter weather, that many said were to blame for disappointing first quarter 2015 U.S. GDP growth, in April the Fed indicated it anticipates that U.S. economic conditions will improve. This set the stage for a possible rate hike in the second half of the year.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining strong positions in "put" bonds and variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) The fund also participated in commercial paper offerings at attractive yields with maturities laddered along the maturity spectrum in case of an earlier-than-expected Fed rate hike.

Fund Performance (as of April 30, 2015)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Tax-Exempt Cash Institutional Shares	.01	%*
Equivalent Taxable Yield	.02	%**
Tax-Exempt Cash Managed Shares	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 80.9%
Arizona 0.4%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.29%*, 10/1/2026	3,770,000	3,770,000
California 5.7%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.15%*, 9/1/2022, LIQ: Branch Banking & Trust	9,750,000	9,750,000
California, State General Obligation, TECP, 144A, 0.06%, 6/2/2015, LOC: U.S. Bank NA	8,600,000	8,600,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.1%*, 7/1/2041, LOC: Union Bank NA	1,400,000	1,400,000
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,098,743
		51,848,743
Colorado 4.3%
University of Colorado, Hospital Authority Revenue:
Series C, 0.29%**, 11/15/2024	18,425,000	18,425,000
Series A, 0.29%**, 11/15/2046	20,450,000	20,450,000
		38,875,000
Florida 1.8%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.1%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.17%*, 10/1/2027, LOC: Northern Trust Co.	12,600,000	12,600,000
		16,140,000
Illinois 6.3%
Illinois, Educational Facilities Authority Revenue, TECP, 0.06%, 6/3/2015	30,000,000	30,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%*, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.14%*, 12/1/2033, LOC: PNC Bank NA	9,500,000	9,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.12%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	2,000,000	2,000,000
Illinois, State Finance Authority, Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.17%*, 4/1/2033, LOC: Northern Trust Co.	1,400,000	1,400,000
		57,400,000
Indiana 4.1%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.16%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo& Co., LIQ: Wells Fargo & Co.	7,680,000	7,680,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	30,000,000	30,000,000
		37,680,000
Kansas 0.8%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.11%**, 9/1/2015	7,400,000	7,400,000
Maryland 5.4%
Montgomery County, MD:
TECP, 0.05%, 5/1/2015, LIQ: State Street Bank & Trust Co.	25,000,000	25,000,000
TECP, 0.06%, 5/1/2015, LIQ: JPMorgan Chase Bank NA	24,000,000	24,000,000
		49,000,000
Michigan 2.7%
Michigan, RIB Floater Trust, Series 2014-7WE, 144A, 0.21%*, 6/1/2015, LOC: Barclays Bank PLC	25,000,000	25,000,000
Mississippi 2.1%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,075,000	9,075,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.13%*, 12/1/2030, GTY: Chevron Corp.	9,800,000	9,800,000
		18,875,000
New York 9.9%
Nassau, NY, Health Care Corp. Revenue, 0.12%*, 8/1/2029, LOC: TD Bank NA	3,200,000	3,200,000
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, 0.21%*, 5/15/2022, LIQ: Royal Bank of Canada	4,450,000	4,450,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 144A, 0.12%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Power Authority:
TECP, 0.07%, 7/6/2015	16,500,000	16,500,000
0.07%*, Mandatory Put 9/1/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	33,400,000	33,400,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,607,502
New York, State Urban Development Corp. Revenue, Series 3394, 144A, 0.12%*, 3/15/2043, LIQ: Morgan Stanley Bank	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.1%*, 11/15/2028, SPA: TD Bank NA	600,000	600,000
New York, NY, General Obligation, Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	7,500,000	7,592,395
		90,349,897
North Carolina 1.8%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.21%*, 6/1/2024	14,275,000	14,275,000
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.11%*, 12/1/2017	1,700,000	1,700,000
		15,975,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.17%*, 5/1/2049, LOC: Northern Trust Co.	10,070,000	10,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.12%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.1%*, 9/1/2036, SPA: State Street Bank & Trust Co.	9,720,000	9,720,000
		38,040,000
Oregon 3.9%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,080,968
Pennsylvania 3.8%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Puerto Rico 3.8%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-54, 144A, 0.31%*, 5/1/2017, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	34,695,000	34,695,000
Tennessee 5.7%
Tennessee, Metropolitan Government Nashville & Davidson, TECP, 0.14%, 7/7/2015	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.27%*, 5/1/2016	21,550,000	21,550,000
		51,550,000
Texas 6.1%
Garland, TX, TECP, 0.06%, 5/5/2015	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.14%, 8/5/2015	35,000,000	35,000,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.14%*, 10/1/2039, LOC: Citibank NA	10,580,000	10,580,000
		55,580,000
Virginia 1.0%
Fairfax County, VA, Industrial Development Authority Revenue, Inova Health Systems Project, Series C-1, 144A, 0.17%*, 5/15/2026, LOC: Northern Trust Co.	9,305,000	9,305,000
Washington 2.2%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.18%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Washington, State Motor Vehicle Fuel Tax, Series B, 144A, 3.0%, 7/1/2015	10,170,000	10,219,890
		20,219,890
Wisconsin 2.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.17%**, 11/15/2043	18,285,000	18,285,000
Other 2.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.12%*, 10/15/2029, LIQ: Freddie Mac	15,905,000	15,905,000
"A", Series M031, 0.12%**, 12/15/2045, LIQ: Freddie Mac	10,485,000	10,485,000
		26,390,000
Total Municipal Investments (Cost $736,459,498)		736,459,498

Preferred Shares of Closed-End Investment Companies 15.7%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.21%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.19%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041	5,000,000	5,000,000
		33,800,000
New York 2.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
		18,500,000
Ohio 1.7%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.6%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.2%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Other 6.7%
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.2%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		61,300,000
Total Preferred Shares of Closed-End Investment Companies (Cost $143,600,000)		143,600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $880,059,498)†	96.6	880,059,498
Other Assets and Liabilities, Net	3.4	30,622,048
Net Assets	100.0	910,681,546

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $880,059,498.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$880,059,498	$—	$880,059,498
Total	$—	$880,059,498	$—	$880,059,498

There have been no transfers between fair value measurement levels during the year ended April 30, 2015.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$880,059,498
Cash	6,829,293
Receivable for investments sold	22,235,000
Receivable for Fund shares sold	130,019
Interest receivable	1,689,466
Due from Advisor	152
Other assets	72,470
Total assets	911,015,898
Liabilities
Payable for Fund shares redeemed	68,944
Distributions payable	1,388
Accrued management fee	19,400
Accrued Trustees' fees	16,690
Other accrued expenses and payables	227,930
Total liabilities	334,352
Net assets, at value	$910,681,546
Net Assets Consist of
Undistributed net investment income	127,638
Accumulated net realized gain (loss)	14,805
Paid-in capital	910,539,103
Net assets, at value	$910,681,546

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($296,055,191 ÷ 295,925,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($175,969,454 ÷ 175,892,350 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($75,934,592 ÷ 75,901,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,845,738 ÷ 47,824,765 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($52,226,556 ÷ 52,203,663 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($262,650,015 ÷ 262,534,887 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2015
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,658,287
Expenses: Management fee	1,031,588
Administration fee	1,515,334
Services to shareholders	792,389
Distribution and service fees	1,301,866
Custodian fee	22,321
Professional fees	131,656
Reports to shareholders	124,625
Registration fees	122,540
Trustees' fees and expenses	65,311
Other	105,756
Total expenses before expense reductions	5,213,386
Expense reductions	(3,705,711)
Total expenses after expense reductions	1,507,675
Net investment income	150,612
Net realized gain (loss) from investments	225,691
Net increase (decrease) in net assets resulting from operations	$376,303

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
	2015	2014
Operations: Net investment income	$150,612	$194,536
Net realized gain (loss)	225,691	265,795
Net increase in net assets resulting from operations	376,303	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(85,331)	(149,743)
Deutsche Tax-Exempt Money Fund	(18,941)	(32,614)
Deutsche Tax-Free Money Fund Class S	(8,237)	(13,619)
Service Shares	(4,857)	(7,577)
Tax-Exempt Cash Managed Shares	(4,952)	(17,870)
Tax-Free Investment Class	(27,021)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	(166,258)	(97,598)
Deutsche Tax-Exempt Money Fund	(39,574)	(19,703)
Deutsche Tax-Free Money Fund Class S	(18,451)	(8,598)
Service Shares	(10,082)	(4,985)
Tax-Exempt Cash Managed Shares	(9,143)	(11,262)
Tax-Free Investment Class	(56,021)	(28,221)
Total distributions	(450,149)	(456,693)
Fund share transactions: Proceeds from shares sold	3,096,898,998	3,597,601,782
Reinvestment of distributions	259,881	261,601
Cost of shares redeemed	(3,989,230,362)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(892,071,483)	(61,478,937)
Increase (decrease) in net assets	(892,145,329)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,638 and $127,646, respectively)	$910,681,546	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Deutsche Tax-Exempt Cash Institutional Shares
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.002
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.002
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.002)
Net realized gains	(.000	)*	(.000	)*	(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.002)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.03	a	.02	a	.04	a	.05	a	.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	296		993		970		1,106		1,492
Ratio of expenses before expense reductions (%)	.22		.22		.21		.21		.20
Ratio of expenses after expense reductions (%)	.10		.13		.18		.19		.20
Ratio of net investment income (%)	.01		.01		.02		.04		.17
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	(.000	)*	(.000	)*	(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.03		.02		.03		.02		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	52		103		115		166		127
Ratio of expenses before expense reductions (%)	.44		.41		.42		.42		.39
Ratio of expenses after expense reductions (%)	.10		.13		.19		.22		.35
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2015, the Fund's components of distributable earnings on a tax basis are as follows:
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$129,026
Undistributed long-term capital gains	$14,805

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2015	2014
Tax-Exempt Portfolio: Distributions from tax-exempt income	$150,620	$279,541
Distributions from ordinary income*	$158,634	$177,152
Distributions from long-term capital gains	$140,895	$—

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Cash Institutional Shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares.

Accordingly, for the year ended April 30, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,031,588, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2015, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2015
Tax-Exempt Portfolio	$1,515,334	$662,593	$33,132

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2015
Capital Assets Funds Shares*	$1,640	$1,510	$—
Davidson Cash Equivalent Shares**	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	126,605	115,138	1,791
Deutsche Tax-Exempt Money Fund	61,907	61,907	—
Deutsche Tax-Free Money Fund Class S	47,337	47,337	—
Service Shares	120,746	120,376	370
Tax-Exempt Cash Managed Shares	38,555	37,542	1,013
Tax-Free Investment Class	307,160	307,160	—
	$722,191	$707,614	$3,174

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

For the year ended April 30, 2015, the Advisor reimbursed the Fund $840 and $1,210 of sub-recordkeeping fees for Deutsche Tax-Free Money Fund Class S and for Deutsche Tax Exempt Money Fund, respectively.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2015, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares**	36,482	36,482	.00%	.30%
Service Shares	291,546	291,546	.00%	.60%
Tax-Free Investment Class	676,049	676,049	.00%	.25%
	$1,006,225	$1,006,225

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2015, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares**	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	74,317	74,317	.00%	.15%
Tax-Free Investment Class	189,295	189,295	.00%	.07%
	$295,641	$295,641

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2015
Tax-Exempt Portfolio	$77,593	$27,173

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2015		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares**	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	2,419,620,968	2,419,620,968	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	77,210,278	77,210,278	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	27,838,722	27,838,722	45,072,485	45,072,485
Service Shares	88,732,477	88,732,477	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	173,396,796	173,396,796	334,227,547	334,227,547
Tax-Free Investment Class	295,255,493	295,255,493	370,158,099	370,158,099
Account Maintenance Fees	—	24,208	—	33,427
		$3,096,898,998		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	50	$50	1,690	$1,690
Davidson Cash Equivalent Shares**	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	79,736	79,736	82,435	82,435
Deutsche Tax-Exempt Money Fund	57,472	57,472	51,299	51,299
Deutsche Tax-Free Money Fund Class S	25,314	25,314	23,098	23,098
Service Shares	14,913	14,913	12,559	12,559
Tax-Exempt Cash Managed Shares	109	109	18	18
Tax-Free Investment Class	81,176	81,176	74,491	74,491
		$259,881		$261,601
Shares redeemed
Capital Assets Funds Shares*	(7,241,719)	$(7,241,719)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares**	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(3,116,808,190)	(3,116,808,190)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(113,809,075)	(113,809,075)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(41,370,571)	(41,370,571)	(55,566,665)	(55,566,665)
Service Shares	(92,562,983)	(92,562,983)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(223,858,008)	(223,858,008)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(315,612,225)	(315,612,225)	(398,866,044)	(398,866,044)
		$(3,989,230,362)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares*	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares**	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(697,107,486)	(697,107,486)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(36,541,325)	(36,541,325)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(13,506,535)	(13,506,535)	(10,471,082)	(10,471,082)
Service Shares	(3,815,593)	(3,815,593)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(50,461,103)	(50,461,103)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(20,275,556)	(20,275,556)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	24,208	—	33,427
		$(892,071,483)		$(61,478,937)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 22, 2015

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Deutsche Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/14	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,000.26	$1,000.26
Expenses Paid per $1,000*	$.45	$.50
Hypothetical 5% Fund Return
Beginning Account Value 11/1/14	$1,000.00	$1,000.00
Ending Account Value 4/30/15	$1,024.35	$1,024.30
Expenses Paid per $1,000*	$.45	$.50
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios
Deutsche Tax-Exempt Cash Institutional Shares		.09%
Tax-Exempt Cash Managed Shares		.10%
For more information, please refer to each Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2015, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	107	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	107	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	107	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	107	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	107	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan6 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

STIM-2
(R-027589-4 6/15)

April 30, 2015

Annual Report

to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Exempt Money Fund

(formerly DWS Tax-Exempt Money Fund)

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
19 Notes to Financial Statements
29 Report of Independent Registered Public Accounting Firm
30 Information About Your Fund's Expenses
32 Tax Information
33 Other Information
34 Advisory Agreement Board Considerations and Fee Evaluation
39 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors' interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. Near the end of 2014, positive employment and GDP figures accelerated expectations for higher rates, and short-term money market rates rose in response. In March 2015, the Fed removed the word "patient" from its statement regarding the timing of a possible rate hike. But at the same time, the Fed gave itself the flexibility to wait until the appropriate time for an increase in the federal funds rate from its current near-zero level. The Fed's "dovish" tone in March caused U.S. interest rates to decline across the board as expectations for the initial fed funds rate hike were pushed back. However, despite temporary conditions, such as harsh winter weather, that many said were to blame for disappointing first quarter 2015 U.S. GDP growth, in April the Fed indicated it anticipates that U.S. economic conditions will improve. This set the stage for a possible rate hike in the second half of the year.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining strong positions in "put" bonds and variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) The fund also participated in commercial paper offerings at attractive yields with maturities laddered along the maturity spectrum in case of an earlier-than-expected Fed rate hike.

Fund Performance (as of April 30, 2015)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Tax-Exempt Money Fund	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 80.9%
Arizona 0.4%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.29%*, 10/1/2026	3,770,000	3,770,000
California 5.7%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.15%*, 9/1/2022, LIQ: Branch Banking & Trust	9,750,000	9,750,000
California, State General Obligation, TECP, 144A, 0.06%, 6/2/2015, LOC: U.S. Bank NA	8,600,000	8,600,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.1%*, 7/1/2041, LOC: Union Bank NA	1,400,000	1,400,000
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,098,743
		51,848,743
Colorado 4.3%
University of Colorado, Hospital Authority Revenue:
Series C, 0.29%**, 11/15/2024	18,425,000	18,425,000
Series A, 0.29%**, 11/15/2046	20,450,000	20,450,000
		38,875,000
Florida 1.8%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.1%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.17%*, 10/1/2027, LOC: Northern Trust Co.	12,600,000	12,600,000
		16,140,000
Illinois 6.3%
Illinois, Educational Facilities Authority Revenue, TECP, 0.06%, 6/3/2015	30,000,000	30,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%*, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.14%*, 12/1/2033, LOC: PNC Bank NA	9,500,000	9,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.12%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	2,000,000	2,000,000
Illinois, State Finance Authority, Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.17%*, 4/1/2033, LOC: Northern Trust Co.	1,400,000	1,400,000
		57,400,000
Indiana 4.1%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.16%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo& Co., LIQ: Wells Fargo & Co.	7,680,000	7,680,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	30,000,000	30,000,000
		37,680,000
Kansas 0.8%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.11%**, 9/1/2015	7,400,000	7,400,000
Maryland 5.4%
Montgomery County, MD:
TECP, 0.05%, 5/1/2015, LIQ: State Street Bank & Trust Co.	25,000,000	25,000,000
TECP, 0.06%, 5/1/2015, LIQ: JPMorgan Chase Bank NA	24,000,000	24,000,000
		49,000,000
Michigan 2.7%
Michigan, RIB Floater Trust, Series 2014-7WE, 144A, 0.21%*, 6/1/2015, LOC: Barclays Bank PLC	25,000,000	25,000,000
Mississippi 2.1%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,075,000	9,075,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.13%*, 12/1/2030, GTY: Chevron Corp.	9,800,000	9,800,000
		18,875,000
New York 9.9%
Nassau, NY, Health Care Corp. Revenue, 0.12%*, 8/1/2029, LOC: TD Bank NA	3,200,000	3,200,000
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, 0.21%*, 5/15/2022, LIQ: Royal Bank of Canada	4,450,000	4,450,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 144A, 0.12%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Power Authority:
TECP, 0.07%, 7/6/2015	16,500,000	16,500,000
0.07%*, Mandatory Put 9/1/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	33,400,000	33,400,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,607,502
New York, State Urban Development Corp. Revenue, Series 3394, 144A, 0.12%*, 3/15/2043, LIQ: Morgan Stanley Bank	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.1%*, 11/15/2028, SPA: TD Bank NA	600,000	600,000
New York, NY, General Obligation, Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	7,500,000	7,592,395
		90,349,897
North Carolina 1.8%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.21%*, 6/1/2024	14,275,000	14,275,000
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.11%*, 12/1/2017	1,700,000	1,700,000
		15,975,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.17%*, 5/1/2049, LOC: Northern Trust Co.	10,070,000	10,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.12%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.1%*, 9/1/2036, SPA: State Street Bank & Trust Co.	9,720,000	9,720,000
		38,040,000
Oregon 3.9%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,080,968
Pennsylvania 3.8%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Puerto Rico 3.8%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-54, 144A, 0.31%*, 5/1/2017, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	34,695,000	34,695,000
Tennessee 5.7%
Tennessee, Metropolitan Government Nashville & Davidson, TECP, 0.14%, 7/7/2015	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.27%*, 5/1/2016	21,550,000	21,550,000
		51,550,000
Texas 6.1%
Garland, TX, TECP, 0.06%, 5/5/2015	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.14%, 8/5/2015	35,000,000	35,000,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.14%*, 10/1/2039, LOC: Citibank NA	10,580,000	10,580,000
		55,580,000
Virginia 1.0%
Fairfax County, VA, Industrial Development Authority Revenue, Inova Health Systems Project, Series C-1, 144A, 0.17%*, 5/15/2026, LOC: Northern Trust Co.	9,305,000	9,305,000
Washington 2.2%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.18%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Washington, State Motor Vehicle Fuel Tax, Series B, 144A, 3.0%, 7/1/2015	10,170,000	10,219,890
		20,219,890
Wisconsin 2.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.17%**, 11/15/2043	18,285,000	18,285,000
Other 2.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.12%*, 10/15/2029, LIQ: Freddie Mac	15,905,000	15,905,000
"A", Series M031, 0.12%**, 12/15/2045, LIQ: Freddie Mac	10,485,000	10,485,000
		26,390,000
Total Municipal Investments (Cost $736,459,498)		736,459,498

Preferred Shares of Closed-End Investment Companies 15.7%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.21%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.19%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041	5,000,000	5,000,000
		33,800,000
New York 2.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
		18,500,000
Ohio 1.7%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.6%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.2%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Other 6.7%
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.2%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		61,300,000
Total Preferred Shares of Closed-End Investment Companies (Cost $143,600,000)		143,600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $880,059,498)†	96.6	880,059,498
Other Assets and Liabilities, Net	3.4	30,622,048
Net Assets	100.0	910,681,546

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $880,059,498.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$880,059,498	$—	$880,059,498
Total	$—	$880,059,498	$—	$880,059,498

There have been no transfers between fair value measurement levels during the year ended April 30, 2015.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$880,059,498
Cash	6,829,293
Receivable for investments sold	22,235,000
Receivable for Fund shares sold	130,019
Interest receivable	1,689,466
Due from Advisor	152
Other assets	72,470
Total assets	911,015,898
Liabilities
Payable for Fund shares redeemed	68,944
Distributions payable	1,388
Accrued management fee	19,400
Accrued Trustees' fees	16,690
Other accrued expenses and payables	227,930
Total liabilities	334,352
Net assets, at value	$910,681,546
Net Assets Consist of
Undistributed net investment income	127,638
Accumulated net realized gain (loss)	14,805
Paid-in capital	910,539,103
Net assets, at value	$910,681,546

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($296,055,191 ÷ 295,925,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($175,969,454 ÷ 175,892,350 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($75,934,592 ÷ 75,901,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,845,738 ÷ 47,824,765 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($52,226,556 ÷ 52,203,663 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($262,650,015 ÷ 262,534,887 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2015
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,658,287
Expenses: Management fee	1,031,588
Administration fee	1,515,334
Services to shareholders	792,389
Distribution and service fees	1,301,866
Custodian fee	22,321
Professional fees	131,656
Reports to shareholders	124,625
Registration fees	122,540
Trustees' fees and expenses	65,311
Other	105,756
Total expenses before expense reductions	5,213,386
Expense reductions	(3,705,711)
Total expenses after expense reductions	1,507,675
Net investment income	150,612
Net realized gain (loss) from investments	225,691
Net increase (decrease) in net assets resulting from operations	$376,303

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
	2015	2014
Operations: Net investment income	$150,612	$194,536
Net realized gain (loss)	225,691	265,795
Net increase in net assets resulting from operations	376,303	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(85,331)	(149,743)
Deutsche Tax-Exempt Money Fund	(18,941)	(32,614)
Deutsche Tax-Free Money Fund Class S	(8,237)	(13,619)
Service Shares	(4,857)	(7,577)
Tax-Exempt Cash Managed Shares	(4,952)	(17,870)
Tax-Free Investment Class	(27,021)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	(166,258)	(97,598)
Deutsche Tax-Exempt Money Fund	(39,574)	(19,703)
Deutsche Tax-Free Money Fund Class S	(18,451)	(8,598)
Service Shares	(10,082)	(4,985)
Tax-Exempt Cash Managed Shares	(9,143)	(11,262)
Tax-Free Investment Class	(56,021)	(28,221)
Total distributions	(450,149)	(456,693)
Fund share transactions: Proceeds from shares sold	3,096,898,998	3,597,601,782
Reinvestment of distributions	259,881	261,601
Cost of shares redeemed	(3,989,230,362)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(892,071,483)	(61,478,937)
Increase (decrease) in net assets	(892,145,329)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,638 and $127,646, respectively)	$910,681,546	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Deutsche Tax-Exempt Money Fund
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.001
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.001
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net realized gains	(.000	)*	(.000	)*	(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.03	a	.02	a	.03	a	.03	a	.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	176		212		242		313		366
Ratio of expenses before expense reductions (%)	.24		.23		.23		.22		.22
Ratio of expenses after expense reductions (%)	.10		.13		.19		.21		.22
Ratio of net investment income (%)	.01		.01		.01		.02		.14
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Tax-Exempt Money Fund, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2015, the Fund's components of distributable earnings on a tax basis are as follows:
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$129,026
Undistributed long-term capital gains	$14,805

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2015	2014
Tax-Exempt Portfolio: Distributions from tax-exempt income	$150,620	$279,541
Distributions from ordinary income*	$158,634	$177,152
Distributions from long-term capital gains	$140,895	$—

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Exempt Money Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.40%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Exempt Money Fund shares.

Accordingly, for the year ended April 30, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,031,588, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2015, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2015
Tax-Exempt Portfolio	$1,515,334	$662,593	$33,132

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2015
Capital Assets Funds Shares*	$1,640	$1,510	$—
Davidson Cash Equivalent Shares**	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	126,605	115,138	1,791
Deutsche Tax-Exempt Money Fund	61,907	61,907	—
Deutsche Tax-Free Money Fund Class S	47,337	47,337	—
Service Shares	120,746	120,376	370
Tax-Exempt Cash Managed Shares	38,555	37,542	1,013
Tax-Free Investment Class	307,160	307,160	—
	$722,191	$707,614	$3,174

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

For the year ended April 30, 2015, the Advisor reimbursed the Fund $840 and $1,210 of sub-recordkeeping fees for Deutsche Tax-Free Money Fund Class S and for Deutsche Tax Exempt Money Fund, respectively.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2015, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares**	36,482	36,482	.00%	.30%
Service Shares	291,546	291,546	.00%	.60%
Tax-Free Investment Class	676,049	676,049	.00%	.25%
	$1,006,225	$1,006,225

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2015, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares**	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	74,317	74,317	.00%	.15%
Tax-Free Investment Class	189,295	189,295	.00%	.07%
	$295,641	$295,641

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2015
Tax-Exempt Portfolio	$77,593	$27,173

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2015		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares**	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	2,419,620,968	2,419,620,968	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	77,210,278	77,210,278	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	27,838,722	27,838,722	45,072,485	45,072,485
Service Shares	88,732,477	88,732,477	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	173,396,796	173,396,796	334,227,547	334,227,547
Tax-Free Investment Class	295,255,493	295,255,493	370,158,099	370,158,099
Account Maintenance Fees	—	24,208	—	33,427
		$3,096,898,998		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	50	$50	1,690	$1,690
Davidson Cash Equivalent Shares**	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	79,736	79,736	82,435	82,435
Deutsche Tax-Exempt Money Fund	57,472	57,472	51,299	51,299
Deutsche Tax-Free Money Fund Class S	25,314	25,314	23,098	23,098
Service Shares	14,913	14,913	12,559	12,559
Tax-Exempt Cash Managed Shares	109	109	18	18
Tax-Free Investment Class	81,176	81,176	74,491	74,491
		$259,881		$261,601
Shares redeemed
Capital Assets Funds Shares*	(7,241,719)	$(7,241,719)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares**	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(3,116,808,190)	(3,116,808,190)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(113,809,075)	(113,809,075)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(41,370,571)	(41,370,571)	(55,566,665)	(55,566,665)
Service Shares	(92,562,983)	(92,562,983)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(223,858,008)	(223,858,008)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(315,612,225)	(315,612,225)	(398,866,044)	(398,866,044)
		$(3,989,230,362)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares*	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares**	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(697,107,486)	(697,107,486)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(36,541,325)	(36,541,325)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(13,506,535)	(13,506,535)	(10,471,082)	(10,471,082)
Service Shares	(3,815,593)	(3,815,593)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(50,461,103)	(50,461,103)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(20,275,556)	(20,275,556)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	24,208	—	33,427
		$(892,071,483)		$(61,478,937)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 22, 2015

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Exempt Money Fund. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Deutsche Tax-Exempt Money Fund
Beginning Account Value 11/1/14	$1,000.00
Ending Account Value 4/30/15	$1,000.26
Expenses Paid per $1,000*	$.50
Hypothetical 5% Fund Return
Beginning Account Value 11/1/14	$1,000.00
Ending Account Value 4/30/15	$1,024.30
Expenses Paid per $1,000*	$.50
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Tax-Exempt Money Fund	.10%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2015, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	107	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	107	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	107	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	107	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	107	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan6 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

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Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DTEMF-2
(R-027590-4 6/15)

April 30, 2015

Annual Report

to Shareholders

Tax-Free Investment Class

Tax-Exempt Portfolio

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
13 Statement of Assets and Liabilities
15 Statement of Operations
16 Statement of Changes in Net Assets
17 Financial Highlights
18 Notes to Financial Statements
28 Report of Independent Registered Public Accounting Firm
29 Information About Your Fund's Expenses
30 Tax Information
31 Other Information
32 Advisory Agreement Board Considerations and Fee Evaluation
37 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors' interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. Near the end of 2014, positive employment and GDP figures accelerated expectations for higher rates, and short-term money market rates rose in response. In March 2015, the Fed removed the word "patient" from its statement regarding the timing of a possible rate hike. But at the same time, the Fed gave itself the flexibility to wait until the appropriate time for an increase in the federal funds rate from its current near-zero level. The Fed's "dovish" tone in March caused U.S. interest rates to decline across the board as expectations for the initial fed funds rate hike were pushed back. However, despite temporary conditions, such as harsh winter weather, that many said were to blame for disappointing first quarter 2015 U.S. GDP growth, in April the Fed indicated it anticipates that U.S. economic conditions will improve. This set the stage for a possible rate hike in the second half of the year.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining strong positions in "put" bonds and variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) The fund also participated in commercial paper offerings at attractive yields with maturities laddered along the maturity spectrum in case of an earlier-than-expected Fed rate hike.

Fund Performance (as of April 30, 2015)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Tax-Free Investment Class	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 80.9%
Arizona 0.4%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.29%*, 10/1/2026	3,770,000	3,770,000
California 5.7%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.15%*, 9/1/2022, LIQ: Branch Banking & Trust	9,750,000	9,750,000
California, State General Obligation, TECP, 144A, 0.06%, 6/2/2015, LOC: U.S. Bank NA	8,600,000	8,600,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.1%*, 7/1/2041, LOC: Union Bank NA	1,400,000	1,400,000
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,098,743
		51,848,743
Colorado 4.3%
University of Colorado, Hospital Authority Revenue:
Series C, 0.29%**, 11/15/2024	18,425,000	18,425,000
Series A, 0.29%**, 11/15/2046	20,450,000	20,450,000
		38,875,000
Florida 1.8%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.1%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.17%*, 10/1/2027, LOC: Northern Trust Co.	12,600,000	12,600,000
		16,140,000
Illinois 6.3%
Illinois, Educational Facilities Authority Revenue, TECP, 0.06%, 6/3/2015	30,000,000	30,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%*, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.14%*, 12/1/2033, LOC: PNC Bank NA	9,500,000	9,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.12%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	2,000,000	2,000,000
Illinois, State Finance Authority, Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.17%*, 4/1/2033, LOC: Northern Trust Co.	1,400,000	1,400,000
		57,400,000
Indiana 4.1%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.16%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo& Co., LIQ: Wells Fargo & Co.	7,680,000	7,680,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	30,000,000	30,000,000
		37,680,000
Kansas 0.8%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.11%**, 9/1/2015	7,400,000	7,400,000
Maryland 5.4%
Montgomery County, MD:
TECP, 0.05%, 5/1/2015, LIQ: State Street Bank & Trust Co.	25,000,000	25,000,000
TECP, 0.06%, 5/1/2015, LIQ: JPMorgan Chase Bank NA	24,000,000	24,000,000
		49,000,000
Michigan 2.7%
Michigan, RIB Floater Trust, Series 2014-7WE, 144A, 0.21%*, 6/1/2015, LOC: Barclays Bank PLC	25,000,000	25,000,000
Mississippi 2.1%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,075,000	9,075,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.13%*, 12/1/2030, GTY: Chevron Corp.	9,800,000	9,800,000
		18,875,000
New York 9.9%
Nassau, NY, Health Care Corp. Revenue, 0.12%*, 8/1/2029, LOC: TD Bank NA	3,200,000	3,200,000
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, 0.21%*, 5/15/2022, LIQ: Royal Bank of Canada	4,450,000	4,450,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 144A, 0.12%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Power Authority:
TECP, 0.07%, 7/6/2015	16,500,000	16,500,000
0.07%*, Mandatory Put 9/1/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	33,400,000	33,400,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,607,502
New York, State Urban Development Corp. Revenue, Series 3394, 144A, 0.12%*, 3/15/2043, LIQ: Morgan Stanley Bank	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.1%*, 11/15/2028, SPA: TD Bank NA	600,000	600,000
New York, NY, General Obligation, Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	7,500,000	7,592,395
		90,349,897
North Carolina 1.8%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.21%*, 6/1/2024	14,275,000	14,275,000
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.11%*, 12/1/2017	1,700,000	1,700,000
		15,975,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.17%*, 5/1/2049, LOC: Northern Trust Co.	10,070,000	10,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.12%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.1%*, 9/1/2036, SPA: State Street Bank & Trust Co.	9,720,000	9,720,000
		38,040,000
Oregon 3.9%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,080,968
Pennsylvania 3.8%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Puerto Rico 3.8%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-54, 144A, 0.31%*, 5/1/2017, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	34,695,000	34,695,000
Tennessee 5.7%
Tennessee, Metropolitan Government Nashville & Davidson, TECP, 0.14%, 7/7/2015	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.27%*, 5/1/2016	21,550,000	21,550,000
		51,550,000
Texas 6.1%
Garland, TX, TECP, 0.06%, 5/5/2015	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.14%, 8/5/2015	35,000,000	35,000,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.14%*, 10/1/2039, LOC: Citibank NA	10,580,000	10,580,000
		55,580,000
Virginia 1.0%
Fairfax County, VA, Industrial Development Authority Revenue, Inova Health Systems Project, Series C-1, 144A, 0.17%*, 5/15/2026, LOC: Northern Trust Co.	9,305,000	9,305,000
Washington 2.2%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.18%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Washington, State Motor Vehicle Fuel Tax, Series B, 144A, 3.0%, 7/1/2015	10,170,000	10,219,890
		20,219,890
Wisconsin 2.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.17%**, 11/15/2043	18,285,000	18,285,000
Other 2.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.12%*, 10/15/2029, LIQ: Freddie Mac	15,905,000	15,905,000
"A", Series M031, 0.12%**, 12/15/2045, LIQ: Freddie Mac	10,485,000	10,485,000
		26,390,000
Total Municipal Investments (Cost $736,459,498)		736,459,498

Preferred Shares of Closed-End Investment Companies 15.7%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.21%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.19%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041	5,000,000	5,000,000
		33,800,000
New York 2.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
		18,500,000
Ohio 1.7%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.6%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.2%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Other 6.7%
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.2%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		61,300,000
Total Preferred Shares of Closed-End Investment Companies (Cost $143,600,000)		143,600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $880,059,498)†	96.6	880,059,498
Other Assets and Liabilities, Net	3.4	30,622,048
Net Assets	100.0	910,681,546

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $880,059,498.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$880,059,498	$—	$880,059,498
Total	$—	$880,059,498	$—	$880,059,498

There have been no transfers between fair value measurement levels during the year ended April 30, 2015.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$880,059,498
Cash	6,829,293
Receivable for investments sold	22,235,000
Receivable for Fund shares sold	130,019
Interest receivable	1,689,466
Due from Advisor	152
Other assets	72,470
Total assets	911,015,898
Liabilities
Payable for Fund shares redeemed	68,944
Distributions payable	1,388
Accrued management fee	19,400
Accrued Trustees' fees	16,690
Other accrued expenses and payables	227,930
Total liabilities	334,352
Net assets, at value	$910,681,546
Net Assets Consist of
Undistributed net investment income	127,638
Accumulated net realized gain (loss)	14,805
Paid-in capital	910,539,103
Net assets, at value	$910,681,546

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($296,055,191 ÷ 295,925,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($175,969,454 ÷ 175,892,350 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($75,934,592 ÷ 75,901,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,845,738 ÷ 47,824,765 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($52,226,556 ÷ 52,203,663 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($262,650,015 ÷ 262,534,887 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2015
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,658,287
Expenses: Management fee	1,031,588
Administration fee	1,515,334
Services to shareholders	792,389
Distribution and service fees	1,301,866
Custodian fee	22,321
Professional fees	131,656
Reports to shareholders	124,625
Registration fees	122,540
Trustees' fees and expenses	65,311
Other	105,756
Total expenses before expense reductions	5,213,386
Expense reductions	(3,705,711)
Total expenses after expense reductions	1,507,675
Net investment income	150,612
Net realized gain (loss) from investments	225,691
Net increase (decrease) in net assets resulting from operations	$376,303

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
	2015	2014
Operations: Net investment income	$150,612	$194,536
Net realized gain (loss)	225,691	265,795
Net increase in net assets resulting from operations	376,303	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(85,331)	(149,743)
Deutsche Tax-Exempt Money Fund	(18,941)	(32,614)
Deutsche Tax-Free Money Fund Class S	(8,237)	(13,619)
Service Shares	(4,857)	(7,577)
Tax-Exempt Cash Managed Shares	(4,952)	(17,870)
Tax-Free Investment Class	(27,021)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	(166,258)	(97,598)
Deutsche Tax-Exempt Money Fund	(39,574)	(19,703)
Deutsche Tax-Free Money Fund Class S	(18,451)	(8,598)
Service Shares	(10,082)	(4,985)
Tax-Exempt Cash Managed Shares	(9,143)	(11,262)
Tax-Free Investment Class	(56,021)	(28,221)
Total distributions	(450,149)	(456,693)
Fund share transactions: Proceeds from shares sold	3,096,898,998	3,597,601,782
Reinvestment of distributions	259,881	261,601
Cost of shares redeemed	(3,989,230,362)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(892,071,483)	(61,478,937)
Increase (decrease) in net assets	(892,145,329)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,638 and $127,646, respectively)	$910,681,546	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Tax-Free Investment Class
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.000	*
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000	*
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.000	*
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net realized gains	(.000	)*	(.000	)*	(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)a	.03		.02		.03		.02		.01
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	263		283		312		314		383
Ratio of expenses before expense reductions (%)	.64		.64		.63		.62		.61
Ratio of expenses after expense reductions (%)	.10		.13		.19		.22		.35
Ratio of net investment income (%)	.01		.01		.01		.01		.01
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Tax-Free Investment Class, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2015, the Fund's components of distributable earnings on a tax basis are as follows:
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$129,026
Undistributed long-term capital gains	$14,805

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2015	2014
Tax-Exempt Portfolio: Distributions from tax-exempt income	$150,620	$279,541
Distributions from ordinary income*	$158,634	$177,152
Distributions from long-term capital gains	$140,895	$—

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Tax-Free Investment Class to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.72%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Tax-Free Investment Class shares.

Accordingly, for the year ended April 30, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,031,588, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2015, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2015
Tax-Exempt Portfolio	$1,515,334	$662,593	$33,132

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2015
Capital Assets Funds Shares*	$1,640	$1,510	$—
Davidson Cash Equivalent Shares**	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	126,605	115,138	1,791
Deutsche Tax-Exempt Money Fund	61,907	61,907	—
Deutsche Tax-Free Money Fund Class S	47,337	47,337	—
Service Shares	120,746	120,376	370
Tax-Exempt Cash Managed Shares	38,555	37,542	1,013
Tax-Free Investment Class	307,160	307,160	—
	$722,191	$707,614	$3,174

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

For the year ended April 30, 2015, the Advisor reimbursed the Fund $840 and $1,210 of sub-recordkeeping fees for Deutsche Tax-Free Money Fund Class S and for Deutsche Tax Exempt Money Fund, respectively.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2015, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares**	36,482	36,482	.00%	.30%
Service Shares	291,546	291,546	.00%	.60%
Tax-Free Investment Class	676,049	676,049	.00%	.25%
	$1,006,225	$1,006,225

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2015, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares**	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	74,317	74,317	.00%	.15%
Tax-Free Investment Class	189,295	189,295	.00%	.07%
	$295,641	$295,641

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2015
Tax-Exempt Portfolio	$77,593	$27,173

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2015		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares**	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	2,419,620,968	2,419,620,968	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	77,210,278	77,210,278	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	27,838,722	27,838,722	45,072,485	45,072,485
Service Shares	88,732,477	88,732,477	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	173,396,796	173,396,796	334,227,547	334,227,547
Tax-Free Investment Class	295,255,493	295,255,493	370,158,099	370,158,099
Account Maintenance Fees	—	24,208	—	33,427
		$3,096,898,998		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	50	$50	1,690	$1,690
Davidson Cash Equivalent Shares**	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	79,736	79,736	82,435	82,435
Deutsche Tax-Exempt Money Fund	57,472	57,472	51,299	51,299
Deutsche Tax-Free Money Fund Class S	25,314	25,314	23,098	23,098
Service Shares	14,913	14,913	12,559	12,559
Tax-Exempt Cash Managed Shares	109	109	18	18
Tax-Free Investment Class	81,176	81,176	74,491	74,491
		$259,881		$261,601
Shares redeemed
Capital Assets Funds Shares*	(7,241,719)	$(7,241,719)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares**	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(3,116,808,190)	(3,116,808,190)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(113,809,075)	(113,809,075)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(41,370,571)	(41,370,571)	(55,566,665)	(55,566,665)
Service Shares	(92,562,983)	(92,562,983)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(223,858,008)	(223,858,008)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(315,612,225)	(315,612,225)	(398,866,044)	(398,866,044)
		$(3,989,230,362)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares*	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares**	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(697,107,486)	(697,107,486)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(36,541,325)	(36,541,325)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(13,506,535)	(13,506,535)	(10,471,082)	(10,471,082)
Service Shares	(3,815,593)	(3,815,593)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(50,461,103)	(50,461,103)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(20,275,556)	(20,275,556)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	24,208	—	33,427
		$(892,071,483)		$(61,478,937)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 22, 2015

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for the Tax-Free Investment Class. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Tax-Free Investment Class
Beginning Account Value 11/1/14	$1,000.00
Ending Account Value 4/30/15	$1,000.26
Expenses Paid per $1,000*	$.50
Hypothetical 5% Fund Return
Beginning Account Value 11/1/14	$1,000.00
Ending Account Value 4/30/15	$1,024.30
Expenses Paid per $1,000*	$.50
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Tax-Free Investment Class	.10%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2015, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	107	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	107	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	107	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	107	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	107	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan6 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

DeAWM Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

CATT EP-2
(R-027592-4 6/15)

April 30, 2015

Annual Report

to Shareholders

Tax-Exempt Portfolio

Deutsche Tax-Free Money Fund Class S

(formerly DWS Tax-Free Money Fund Class S)

Contents
3 Portfolio Management Review
6 Portfolio Summary
7 Investment Portfolio
14 Statement of Assets and Liabilities
16 Statement of Operations
17 Statement of Changes in Net Assets
18 Financial Highlights
19 Notes to Financial Statements
29 Report of Independent Registered Public Accounting Firm
30 Information About Your Fund's Expenses
32 Tax Information
33 Other Information
34 Advisory Agreement Board Considerations and Fee Evaluation
39 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, visit deutschefunds.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the fund may have a significant adverse effect on the share prices of all classes of shares of the fund. See the prospectus for specific details regarding the fund's risk profile.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the past 12 months, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors' interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. Near the end of 2014, positive employment and GDP figures accelerated expectations for higher rates, and short-term money market rates rose in response. In March 2015, the Fed removed the word "patient" from its statement regarding the timing of a possible rate hike. But at the same time, the Fed gave itself the flexibility to wait until the appropriate time for an increase in the federal funds rate from its current near-zero level. The Fed's "dovish" tone in March caused U.S. interest rates to decline across the board as expectations for the initial fed funds rate hike were pushed back. However, despite temporary conditions, such as harsh winter weather, that many said were to blame for disappointing first quarter 2015 U.S. GDP growth, in April the Fed indicated it anticipates that U.S. economic conditions will improve. This set the stage for a possible rate hike in the second half of the year.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield during the period.

Tax-Exempt Portfolio seeks to provide maximum current income that is exempt from federal income taxes to the extent consistent with stability of capital.

For Tax-Exempt Portfolio, we sought to preserve a balance of liquidity and high quality by maintaining strong positions in "put" bonds and variable-rate securities during the period. (The interest rate of variable-rate securities adjusts periodically based on indices such as the Securities Industry and Financial Market Association Index of Variable Rate Demand Notes. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.) The fund also participated in commercial paper offerings at attractive yields with maturities laddered along the maturity spectrum in case of an earlier-than-expected Fed rate hike.

Fund Performance (as of April 30, 2015)
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.
An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7-Day Current Yield
Deutsche Tax-Free Money Fund Class S	.01	%*
Equivalent Taxable Yield	.02	%**
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. For the most current yield information, visit our Web site at deutschefunds.com.
* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.
** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 43.4%. Income may be subject to local taxes and, for some investors, the alternative minimum tax.

Negative Contributors to Fund Performance

The types of securities that we invested in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this may have cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

Within the money markets, the current balance of tight supply and heavy demand will most likely persist for the foreseeable future. These technical market conditions will most likely keep yields very low throughout the one-day-to-one-year money market yield curve maturity spectrum until the Fed begins to increase short-term rates.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

A "put" bond allows an investor to require the issuer to repurchase the bond at a specified date before its maturity.

The Securities Industry and Financial Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

Portfolio Summary (Unaudited)

Investment Portfolio as of April 30, 2015

Tax-Exempt Portfolio
	Principal Amount ($)	Value ($)

Municipal Investments 80.9%
Arizona 0.4%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.29%*, 10/1/2026	3,770,000	3,770,000
California 5.7%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.15%*, 9/1/2022, LIQ: Branch Banking & Trust	9,750,000	9,750,000
California, State General Obligation, TECP, 144A, 0.06%, 6/2/2015, LOC: U.S. Bank NA	8,600,000	8,600,000
California, State Health Facilities Financing Authority Revenue, St. Joseph Health Systems, Series A, 0.1%*, 7/1/2041, LOC: Union Bank NA	1,400,000	1,400,000
San Bernardino County, CA, General Obligation, Series A, 144A, 2.0%, 6/30/2015	32,000,000	32,098,743
		51,848,743
Colorado 4.3%
University of Colorado, Hospital Authority Revenue:
Series C, 0.29%**, 11/15/2024	18,425,000	18,425,000
Series A, 0.29%**, 11/15/2046	20,450,000	20,450,000
		38,875,000
Florida 1.8%
Alachua County, FL, Multi-Family Housing Finance Authority Revenue, Santa FE I Apartments, AMT, 0.1%*, 12/15/2038, LOC: Citibank NA	3,540,000	3,540,000
Lee County, FL, Industrial Development Authority, Improvement Hope Hospice Project, 0.17%*, 10/1/2027, LOC: Northern Trust Co.	12,600,000	12,600,000
		16,140,000
Illinois 6.3%
Illinois, Educational Facilities Authority Revenue, TECP, 0.06%, 6/3/2015	30,000,000	30,000,000
Illinois, Educational Facilities Authority Revenue, University of Chicago, Series B-3, 0.17%*, Mandatory Put 3/10/2016 @ 100, 7/1/2036	10,000,000	10,000,000
Illinois, State Development Finance Authority, Chicago Symphony Orchestra Project, 0.14%*, 12/1/2033, LOC: PNC Bank NA	9,500,000	9,500,000
Illinois, State Finance Authority Revenue, Series RR-14078, 144A, 0.12%*, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Northwestern University, Series D, 144A, 0.09%*, 12/1/2046	2,000,000	2,000,000
Illinois, State Finance Authority, Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.17%*, 4/1/2033, LOC: Northern Trust Co.	1,400,000	1,400,000
		57,400,000
Indiana 4.1%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.16%*, 1/15/2025, INS: AGMC, GTY: Wells Fargo& Co., LIQ: Wells Fargo & Co.	7,680,000	7,680,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25%, Mandatory Put 11/3/2015 @ 100, 7/1/2046	30,000,000	30,000,000
		37,680,000
Kansas 0.8%
Kansas, State Department of Transportation Highway Revenue, Series B-1, 144A, 0.11%**, 9/1/2015	7,400,000	7,400,000
Maryland 5.4%
Montgomery County, MD:
TECP, 0.05%, 5/1/2015, LIQ: State Street Bank & Trust Co.	25,000,000	25,000,000
TECP, 0.06%, 5/1/2015, LIQ: JPMorgan Chase Bank NA	24,000,000	24,000,000
		49,000,000
Michigan 2.7%
Michigan, RIB Floater Trust, Series 2014-7WE, 144A, 0.21%*, 6/1/2015, LOC: Barclays Bank PLC	25,000,000	25,000,000
Mississippi 2.1%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.24%*, 12/1/2047, LOC: Mizuho Corporate Bank	9,075,000	9,075,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc., Series A, 0.13%*, 12/1/2030, GTY: Chevron Corp.	9,800,000	9,800,000
		18,875,000
New York 9.9%
Nassau, NY, Health Care Corp. Revenue, 0.12%*, 8/1/2029, LOC: TD Bank NA	3,200,000	3,200,000
New York, RBC Municipal Products, Inc. Trust, Series O-86, 144A, 0.21%*, 5/15/2022, LIQ: Royal Bank of Canada	4,450,000	4,450,000
New York, State Housing Finance Agency Revenue, Manhattan West Residential Housing, Series A, 144A, 0.12%*, 11/1/2049, LOC: Bank of China	10,000,000	10,000,000
New York, State Power Authority:
TECP, 0.07%, 7/6/2015	16,500,000	16,500,000
0.07%*, Mandatory Put 9/1/2015 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	33,400,000	33,400,000
New York, State Thruway Authority Revenue, Series G, 144A, Prerefunded 7/1/2015 @ 100, 5.25%, 1/1/2027, INS: AGMC	12,500,000	12,607,502
New York, State Urban Development Corp. Revenue, Series 3394, 144A, 0.12%*, 3/15/2043, LIQ: Morgan Stanley Bank	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 144A, 0.1%*, 11/15/2028, SPA: TD Bank NA	600,000	600,000
New York, NY, General Obligation, Series H, 144A, 5.0%, 8/1/2015, INS: AMBAC	7,500,000	7,592,395
		90,349,897
North Carolina 1.8%
North Carolina, BB&T Municipal Trust, Series 1009, 144A, 0.21%*, 6/1/2024	14,275,000	14,275,000
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.11%*, 12/1/2017	1,700,000	1,700,000
		15,975,000
Ohio 4.2%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.17%*, 5/1/2049, LOC: Northern Trust Co.	10,070,000	10,070,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.12%*, 7/1/2036, LOC: PNC Bank NA	18,250,000	18,250,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.1%*, 9/1/2036, SPA: State Street Bank & Trust Co.	9,720,000	9,720,000
		38,040,000
Oregon 3.9%
Oregon, State Tax Anticipation Notes, Series A, 144A, 2.0%, 6/15/2015	35,000,000	35,080,968
Pennsylvania 3.8%
Pennsylvania, State Economic Development Financing Authority, IESI PA Corp., 0.16%*, 11/1/2028, GTY: IESI Corp., LOC: Bank of America NA	35,000,000	35,000,000
Puerto Rico 3.8%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-54, 144A, 0.31%*, 5/1/2017, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	34,695,000	34,695,000
Tennessee 5.7%
Tennessee, Metropolitan Government Nashville & Davidson, TECP, 0.14%, 7/7/2015	30,000,000	30,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.27%*, 5/1/2016	21,550,000	21,550,000
		51,550,000
Texas 6.1%
Garland, TX, TECP, 0.06%, 5/5/2015	10,000,000	10,000,000
Harris County, TX, Cultural Education Facility, TECP, 144A, 0.14%, 8/5/2015	35,000,000	35,000,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartment, AMT, 0.14%*, 10/1/2039, LOC: Citibank NA	10,580,000	10,580,000
		55,580,000
Virginia 1.0%
Fairfax County, VA, Industrial Development Authority Revenue, Inova Health Systems Project, Series C-1, 144A, 0.17%*, 5/15/2026, LOC: Northern Trust Co.	9,305,000	9,305,000
Washington 2.2%
King County, WA, Sewer Revenue, Series 3090, 144A, 0.18%*, 1/1/2039, INS: AGMC, LIQ: Credit Suisse	10,000,000	10,000,000
Washington, State Motor Vehicle Fuel Tax, Series B, 144A, 3.0%, 7/1/2015	10,170,000	10,219,890
		20,219,890
Wisconsin 2.0%
Wisconsin, State Health & Educational Facilities Authority Revenue, Ascension Health Alliance Senior Credit Group, Series B, 0.17%**, 11/15/2043	18,285,000	18,285,000
Other 2.9%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.12%*, 10/15/2029, LIQ: Freddie Mac	15,905,000	15,905,000
"A", Series M031, 0.12%**, 12/15/2045, LIQ: Freddie Mac	10,485,000	10,485,000
		26,390,000
Total Municipal Investments (Cost $736,459,498)		736,459,498

Preferred Shares of Closed-End Investment Companies 15.7%
California 3.7%
California, Nuveen Dividend Advantage Municipal Fund 2, 144A, AMT, 0.21%*, 8/3/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
California, Nuveen Dividend Advantage Municipal Fund 3, Series 1-1600, 144A, AMT, 0.19%*, 9/1/2043, LIQ: Barclays Bank PLC	13,800,000	13,800,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 0.26%*, 6/1/2041	5,000,000	5,000,000
		33,800,000
New York 2.0%
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	5,000,000	5,000,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.19%*, 10/1/2041, LIQ: Barclays Bank PLC	13,500,000	13,500,000
		18,500,000
Ohio 1.7%
Ohio, Nuveen Quality Income Municipal Fund, Series 1-1480, 144A, AMT, 0.2%*, 9/1/2043, LIQ: Royal Bank of Canada	15,000,000	15,000,000
Virginia 1.6%
Virginia, Nuveen Premium Income Municipal Fund, 144A, AMT, 0.2%*, 8/3/2043, LIQ: Toronto-Dominion Bank	15,000,000	15,000,000
Other 6.7%
BlackRock Municipal Bond Investment Trust, Series W-7-178, 144A, AMT, 0.2%*, 10/1/2041, LIQ: Barclays Bank PLC	9,300,000	9,300,000
Nuveen Premier Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.2%*, 5/1/2041, LIQ: Barclays Bank PLC	52,000,000	52,000,000
		61,300,000
Total Preferred Shares of Closed-End Investment Companies (Cost $143,600,000)		143,600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $880,059,498)†	96.6	880,059,498
Other Assets and Liabilities, Net	3.4	30,622,048
Net Assets	100.0	910,681,546

* Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of April 30, 2015.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

† The cost for federal income tax purposes was $880,059,498.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (a)	$—	$880,059,498	$—	$880,059,498
Total	$—	$880,059,498	$—	$880,059,498

There have been no transfers between fair value measurement levels during the year ended April 30, 2015.

(a) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2015
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$880,059,498
Cash	6,829,293
Receivable for investments sold	22,235,000
Receivable for Fund shares sold	130,019
Interest receivable	1,689,466
Due from Advisor	152
Other assets	72,470
Total assets	911,015,898
Liabilities
Payable for Fund shares redeemed	68,944
Distributions payable	1,388
Accrued management fee	19,400
Accrued Trustees' fees	16,690
Other accrued expenses and payables	227,930
Total liabilities	334,352
Net assets, at value	$910,681,546
Net Assets Consist of
Undistributed net investment income	127,638
Accumulated net realized gain (loss)	14,805
Paid-in capital	910,539,103
Net assets, at value	$910,681,546

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2015 (continued)
Net Asset Value	Tax-Exempt Portfolio
Deutsche Tax-Exempt Cash Institutional Shares Net Asset Value, offering and redemption price per share ($296,055,191 ÷ 295,925,419 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Exempt Money Fund Net Asset Value, offering and redemption price per share ($175,969,454 ÷ 175,892,350 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Deutsche Tax-Free Money Fund Class S Net Asset Value, offering and redemption price per share ($75,934,592 ÷ 75,901,308 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Service Shares Net Asset Value, offering and redemption price per share ($47,845,738 ÷ 47,824,765 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Exempt Cash Managed Shares Net Asset Value, offering and redemption price per share ($52,226,556 ÷ 52,203,663 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
Tax-Free Investment Class Net Asset Value, offering and redemption price per share ($262,650,015 ÷ 262,534,887 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended April 30, 2015
Investment Income	Tax-Exempt Portfolio
Income: Interest	$1,658,287
Expenses: Management fee	1,031,588
Administration fee	1,515,334
Services to shareholders	792,389
Distribution and service fees	1,301,866
Custodian fee	22,321
Professional fees	131,656
Reports to shareholders	124,625
Registration fees	122,540
Trustees' fees and expenses	65,311
Other	105,756
Total expenses before expense reductions	5,213,386
Expense reductions	(3,705,711)
Total expenses after expense reductions	1,507,675
Net investment income	150,612
Net realized gain (loss) from investments	225,691
Net increase (decrease) in net assets resulting from operations	$376,303

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Tax-Exempt Portfolio
	Years Ended April 30,
	2015	2014
Operations: Net investment income	$150,612	$194,536
Net realized gain (loss)	225,691	265,795
Net increase in net assets resulting from operations	376,303	460,331
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(65)	(1,029)
Davidson Cash Equivalent Shares	(1,216)	(10,123)
Deutsche Tax-Exempt Cash Institutional Shares	(85,331)	(149,743)
Deutsche Tax-Exempt Money Fund	(18,941)	(32,614)
Deutsche Tax-Free Money Fund Class S	(8,237)	(13,619)
Service Shares	(4,857)	(7,577)
Tax-Exempt Cash Managed Shares	(4,952)	(17,870)
Tax-Free Investment Class	(27,021)	(46,966)
Net realized gain: Capital Assets Funds Shares	—	(661)
Davidson Cash Equivalent Shares	—	(6,124)
Deutsche Tax-Exempt Cash Institutional Shares	(166,258)	(97,598)
Deutsche Tax-Exempt Money Fund	(39,574)	(19,703)
Deutsche Tax-Free Money Fund Class S	(18,451)	(8,598)
Service Shares	(10,082)	(4,985)
Tax-Exempt Cash Managed Shares	(9,143)	(11,262)
Tax-Free Investment Class	(56,021)	(28,221)
Total distributions	(450,149)	(456,693)
Fund share transactions: Proceeds from shares sold	3,096,898,998	3,597,601,782
Reinvestment of distributions	259,881	261,601
Cost of shares redeemed	(3,989,230,362)	(3,659,342,320)
Net increase (decrease) in net assets from Fund share transactions	(892,071,483)	(61,478,937)
Increase (decrease) in net assets	(892,145,329)	(61,475,299)
Net assets at beginning of period	1,802,826,875	1,864,302,174
Net assets at end of period (including undistributed net investment income of $127,638 and $127,646, respectively)	$910,681,546	$1,802,826,875

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Tax-Exempt Portfolio Deutsche Tax-Free Money Fund Class S
	Years Ended April 30,
	2015		2014		2013		2012		2011
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations: Net investment income	.000	*	.000	*	.000	*	.000	*	.001
Net realized gain (loss)	.000	*	.000	*	.000	*	.000	*	.000 *
Total from investment operations	.000	*	.000	*	.000	*	.000	*	.001
Less distributions from: Net investment income	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net realized gains	(.000	)*	(.000	)*	(.000	)*	—		—
Total distributions	(.000	)*	(.000	)*	(.000	)*	(.000	)*	(.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.03	a	.02	a	.03	a	.02	a	.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	76		89		100		110		125
Ratio of expenses before expense reductions (%)	.27		.26		.26		.25		.24
Ratio of expenses after expense reductions (%)	.10		.13		.20		.22		.24
Ratio of net investment income (%)	.01		.01		.01		.01		.12
a Total return would have been lower had certain expenses not been reduced. * Amount is less than $.0005.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers two funds (prior to June 18, 2014, three funds): Government & Agency Securities Portfolio and Tax-Exempt Portfolio. Upon the recommendation of Deutsche Investment Management Americas Inc., the Trust approved the liquidation and termination of Money Market Portfolio, a series of the Trust, effective on June 18, 2014 (the "Liquidation Date"). Money Market Portfolio redeemed all of its shares outstanding on the Liquidation Date. These financial statements report on Tax-Exempt Portfolio (the "Fund").

Tax-Exempt Portfolio offers six classes of shares: Deutsche Tax-Exempt Cash Institutional Shares (formerly DWS Tax-Exempt Cash Institutional Shares), Deutsche Tax-Exempt Money Fund (formerly DWS Tax-Exempt Money Fund), Deutsche Tax-Free Money Fund Class S (formerly DWS Tax-Free Money Fund Class S), Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class. Capital Assets Fund Shares class was terminated on July 10, 2014, and Davidson Cash Equivalent Shares class was terminated on September 8, 2014. Both classes are no longer offered.

The financial highlights for all classes of shares, other than Deutsche Tax-Free Money Fund Class S, are provided separately and are available upon request.

The Fund's investment income, realized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of the Fund, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of April 30, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At April 30, 2015, the Fund's components of distributable earnings on a tax basis are as follows:
Tax-Exempt Portfolio: Undistributed tax-exempt income*	$129,026
Undistributed long-term capital gains	$14,805

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended April 30,
Portfolio	2015	2014
Tax-Exempt Portfolio: Distributions from tax-exempt income	$150,620	$279,541
Distributions from ordinary income*	$158,634	$177,152
Distributions from long-term capital gains	$140,895	$—

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned pro rata on the basis of relative net assets among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The monthly management fee for the Fund is computed based on the combined average daily net assets of the two Funds (prior to June 18, 2014, three funds) of the Trust and allocated to the Fund based on its relative net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Funds' combined average daily net assets	.120%
Next $500 million of such net assets	.100%
Next $1 billion of such net assets	.075%
Next $1 billion of such net assets	.060%
Over $3 billion of such net assets	.050%

For the period from May 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Deutsche Tax-Free Money Fund Class S to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.48%.

The Advisor has agreed to voluntarily waive additional expenses. The voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses on Deutsche Tax-Free Money Fund Class S shares.

Accordingly, for the year ended April 30, 2015, the Advisor earned a management fee on the Tax-Exempt Portfolio aggregating $1,031,588, all of which was waived.

In addition, the Advisor has also agreed to maintain expenses of certain other classes of the Trust. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended April 30, 2015, the Administration Fee was as follows:
Fund	Administration Fee	Waived	Unpaid at April 30, 2015
Tax-Exempt Portfolio	$1,515,334	$662,593	$33,132

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended April 30, 2015, the amounts charged to the Fund by DSC were as follows:
Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2015
Capital Assets Funds Shares*	$1,640	$1,510	$—
Davidson Cash Equivalent Shares**	18,241	16,644	—
Deutsche Tax-Exempt Cash Institutional Shares	126,605	115,138	1,791
Deutsche Tax-Exempt Money Fund	61,907	61,907	—
Deutsche Tax-Free Money Fund Class S	47,337	47,337	—
Service Shares	120,746	120,376	370
Tax-Exempt Cash Managed Shares	38,555	37,542	1,013
Tax-Free Investment Class	307,160	307,160	—
	$722,191	$707,614	$3,174

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

For the year ended April 30, 2015, the Advisor reimbursed the Fund $840 and $1,210 of sub-recordkeeping fees for Deutsche Tax-Free Money Fund Class S and for Deutsche Tax Exempt Money Fund, respectively.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee"), calculated as a percentage of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2015, the Distribution Fee was as follows:
Tax-Exempt Portfolio:	Distribution Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$2,148	$2,148	.00%	.33%
Davidson Cash Equivalent Shares**	36,482	36,482	.00%	.30%
Service Shares	291,546	291,546	.00%	.60%
Tax-Free Investment Class	676,049	676,049	.00%	.25%
	$1,006,225	$1,006,225

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

In addition, DDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2015, the Service Fee was as follows:
Tax-Exempt Portfolio:	Service Fee	Waived	Annual Effective Rate	Contractual Rate
Capital Assets Funds Shares*	$1,627	$1,627	.00%	.25%
Davidson Cash Equivalent Shares**	30,402	30,402	.00%	.25%
Tax-Exempt Cash Managed Shares	74,317	74,317	.00%	.15%
Tax-Free Investment Class	189,295	189,295	.00%	.07%
	$295,641	$295,641

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended April 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" was as follows:
Fund	Total Aggregated	Unpaid at April 30, 2015
Tax-Exempt Portfolio	$77,593	$27,173

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2015.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

Tax-Exempt Portfolio
	Year Ended April 30, 2015		Year Ended April 30, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	710,034	$710,034	26,205,364	$26,205,364
Davidson Cash Equivalent Shares**	14,110,022	14,110,022	170,954,338	170,954,338
Deutsche Tax-Exempt Cash Institutional Shares	2,419,620,968	2,419,620,968	2,312,875,707	2,312,875,707
Deutsche Tax-Exempt Money Fund	77,210,278	77,210,278	223,893,131	223,893,131
Deutsche Tax-Free Money Fund Class S	27,838,722	27,838,722	45,072,485	45,072,485
Service Shares	88,732,477	88,732,477	114,181,684	114,181,684
Tax-Exempt Cash Managed Shares	173,396,796	173,396,796	334,227,547	334,227,547
Tax-Free Investment Class	295,255,493	295,255,493	370,158,099	370,158,099
Account Maintenance Fees	—	24,208	—	33,427
		$3,096,898,998		$3,597,601,782
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	50	$50	1,690	$1,690
Davidson Cash Equivalent Shares**	1,111	1,111	16,011	16,011
Deutsche Tax-Exempt Cash Institutional Shares	79,736	79,736	82,435	82,435
Deutsche Tax-Exempt Money Fund	57,472	57,472	51,299	51,299
Deutsche Tax-Free Money Fund Class S	25,314	25,314	23,098	23,098
Service Shares	14,913	14,913	12,559	12,559
Tax-Exempt Cash Managed Shares	109	109	18	18
Tax-Free Investment Class	81,176	81,176	74,491	74,491
		$259,881		$261,601
Shares redeemed
Capital Assets Funds Shares*	(7,241,719)	$(7,241,719)	(29,732,300)	$(29,732,300)
Davidson Cash Equivalent Shares**	(77,967,591)	(77,967,591)	(177,491,875)	(177,491,875)
Deutsche Tax-Exempt Cash Institutional Shares	(3,116,808,190)	(3,116,808,190)	(2,290,162,893)	(2,290,162,893)
Deutsche Tax-Exempt Money Fund	(113,809,075)	(113,809,075)	(253,450,226)	(253,450,226)
Deutsche Tax-Free Money Fund Class S	(41,370,571)	(41,370,571)	(55,566,665)	(55,566,665)
Service Shares	(92,562,983)	(92,562,983)	(107,448,656)	(107,448,656)
Tax-Exempt Cash Managed Shares	(223,858,008)	(223,858,008)	(346,623,661)	(346,623,661)
Tax-Free Investment Class	(315,612,225)	(315,612,225)	(398,866,044)	(398,866,044)
		$(3,989,230,362)		$(3,659,342,320)
Net increase (decrease)
Capital Assets Funds Shares*	(6,531,635)	$(6,531,635)	(3,525,246)	$(3,525,246)
Davidson Cash Equivalent Shares**	(63,856,458)	(63,856,458)	(6,521,526)	(6,521,526)
Deutsche Tax-Exempt Cash Institutional Shares	(697,107,486)	(697,107,486)	22,795,249	22,795,249
Deutsche Tax-Exempt Money Fund	(36,541,325)	(36,541,325)	(29,505,796)	(29,505,796)
Deutsche Tax-Free Money Fund Class S	(13,506,535)	(13,506,535)	(10,471,082)	(10,471,082)
Service Shares	(3,815,593)	(3,815,593)	6,745,587	6,745,587
Tax-Exempt Cash Managed Shares	(50,461,103)	(50,461,103)	(12,396,096)	(12,396,096)
Tax-Free Investment Class	(20,275,556)	(20,275,556)	(28,633,454)	(28,633,454)
Account Maintenance Fees	—	24,208	—	33,427
		$(892,071,483)		$(61,478,937)

* The Capital Assets Funds Shares class was terminated on July 10, 2014 and are no longer offered.

** The Davidson Cash Equivalent Shares class was terminated on September 8, 2014 and are no longer offered.

E. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Portfolio (the "Fund") (one of the Funds comprising Cash Account Trust), including the investment portfolio, as of April 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio at April 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 22, 2015

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher for Deutsche Tax-Free Money Fund Class S. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2014 to April 30, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Deutsche Tax-Free Money Fund Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Deutsche Tax-Free Money Fund Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2015 (Unaudited)
Actual Fund Return	Deutsche Tax-Free Money Fund Class S
Beginning Account Value 11/1/14	$1,000.00
Ending Account Value 4/30/15	$1,000.26
Expenses Paid per $1,000*	$.50
Hypothetical 5% Fund Return
Beginning Account Value 11/1/14	$1,000.00
Ending Account Value 4/30/15	$1,024.30
Expenses Paid per $1,000*	$.50
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio
Deutsche Tax-Free Money Fund Class S	.10%
For more information, please refer to the Fund's prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

Of the dividends paid from net investment income for the taxable year ended April 30, 2015, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Other Information

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the Fund's current prospectus for more information.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Tax-Exempt Portfolio’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided by the Fee Consultant, the Board noted that for the one- and three-year periods ended December 31, 2013, the Fund’s gross performance (Deutsche Tax-Exempt Cash Institutional Shares) was in the 1st quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). Based on Lipper data provided as of December 31, 2013, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Tax-Exempt Cash Managed Shares (1st quartile), Tax Free Investment Class shares (1st quartile), Service Shares (1st quartile), Deutsche Tax-Exempt Cash Institutional Shares (1st quartile), Deutsche Tax-Exempt Money Fund shares (1st quartile) and Deutsche Tax-Free Money Fund Class S shares (1st quartile). The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitations agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	107	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	107	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	107	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	107	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		107	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	107	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	107	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	107	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	107	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	107	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan6 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DTFMF-2
(R-027591-4 6/15)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST- GOVERNMENT & AGENCY SECURITIES PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$87,797	$0	$8,089	$0
2014	$87,797	$0	$8,089	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$215,584	$5,164,679
2014	$0	$292,970	$3,911,026

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.  All other engagement fees were billed for services in connection with agreed upon procedures for DIMA and other related entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$8,089	$5,380,263	$305,079	$5,693,431
2014	$8,089	$4,203,996	$759,260	$4,971,345

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2014 and 2015 financial statements, the Fund entered into an engagement letter with EY.  The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***

CASH ACCOUNT TRUST- TAX EXEMPT PORTFOLIO
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended April 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2015	$89,831	$0	$7,226	$0
2014	$89,831	$0	$7,226	$0

The above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to Deutsche Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2015	$0	$215,584	$5,164,679
2014	$0	$292,970	$3,911,026

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.  All other engagement fees were billed for services in connection with agreed upon procedures for DIMA and other related entities.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2015	$7,226	$5,380,263	$305,079	$5,692,568
2014	$7,226	$4,203,996	$759,260	$4,970,482

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2014 and 2015 financial statements, the Fund entered into an engagement letter with EY.  The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2015